UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

January 31, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of January 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

The investment objective of the Funds is to seek to provide investors with total return.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2021 to January 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/21	1/31/22	Expense Ratio	8/1/21 to 1/31/22*
Actual Fund return†
Class A	$1,000.00	$951.90	0.82%	$4.03
Class C	1,000.00	948.30	1.57%	7.71
Class R	1,000.00	950.80	1.07%	5.26
Institutional Class	1,000.00	953.10	0.57%	2.81
Class R6	1,000.00	953.50	0.49%	2.41
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.74	0.49%	2.50

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/21	1/31/22	Expense Ratio	8/1/21 to 1/31/22*
Actual Fund return†
Class A	$1,000.00	$938.90	0.82%	$4.01
Class C	1,000.00	933.90	1.57%	7.65
Class R	1,000.00	936.50	1.07%	5.22
Institutional Class	1,000.00	938.50	0.57%	2.79
Class R6	1,000.00	940.40	0.48%	2.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.79	0.48%	2.45

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables on the previous page do not reflect the expenses of any applicable Underlying Funds.

Security type / sector allocations
Delaware Corporate Bond Fund	As of January 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.40%
Corporate Bonds	95.09%
Banking	22.37%
Basic Industry	3.85%
Brokerage	2.08%
Capital Goods	3.94%
Communications	10.38%
Consumer Cyclical	5.27%
Consumer Non-Cyclical	7.02%
Electric	10.08%
Energy	8.57%
Finance Companies	3.81%
Insurance	5.11%
Natural Gas	0.40%
Real Estate Investment Trusts	3.13%
Technology	7.04%
Transportation	1.91%
Utilities	0.13%
Municipal Bonds	0.58%
Loan Agreements	2.19%
Convertible Preferred Stock	0.27%
Short-Term Investments	0.82%
Total Value of Securities	99.35%
Receivables and Other Assets Net of Liabilities	0.65%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bond	0.14%
Corporate Bonds	93.32%
Banking	10.88%
Basic Industry	4.19%
Brokerage	0.90%
Capital Goods	4.02%
Communications	11.04%
Consumer Cyclical	3.68%
Consumer Non-Cyclical	12.08%
Electric	14.03%
Energy	11.43%
Finance Companies	1.81%
Insurance	9.20%
Natural Gas	3.81%
Real Estate Investment Trusts	1.39%
Technology	2.61%
Transportation	1.46%
Utilities	0.79%
Municipal Bonds	2.39%
Loan Agreements	2.12%
Convertible Preferred Stock	0.80%
Short-Term Investments	0.95%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bonds – 0.40%
Kaman 3.25% exercise price $65.27, maturity date 5/1/24	3,500,000	$3,591,546
Spirit Airlines 1.00% exercise price $49.07, maturity date
5/15/26	2,045,000	1,805,851
Total Convertible Bonds (cost $5,329,877)		5,397,397

Corporate Bonds – 95.09%
Banking – 22.37%
Ally Financial
4.70% 5/15/26 µ, ψ	9,910,000	9,828,490
5.75% 11/20/25	9,695,000	10,679,959
8.00% 11/1/31	1,840,000	2,496,433
Bank of America
2.482% 9/21/36 µ	25,280,001	23,490,133
2.572% 10/20/32 µ	2,090,000	2,027,016
4.375% 1/27/27 µ, ψ	1,870,000	1,851,487
Bank of Ireland Group 144A 2.029% 9/30/27 #, µ	4,035,000	3,870,436
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	8,770,000	9,263,313
Barclays
4.375% 3/15/28 µ, ψ	4,830,000	4,572,078
5.20% 5/12/26	8,075,000	8,848,545
BNP Paribas 144A 4.625% 2/25/31 #, µ, ψ	4,415,000	4,249,349
BPCE 144A 3.582% 10/19/42 #, µ	2,695,000	2,601,551
Citigroup
3.057% 1/25/33 µ	1,460,000	1,475,927
4.00% 12/10/25 µ, ψ	13,990,000	13,850,100
4.45% 9/29/27	9,555,000	10,399,784
Credit Agricole 144A 2.811% 1/11/41 #	10,895,000	9,707,168
Credit Suisse Group
144A 4.50% 9/3/30 #, µ, ψ	1,790,000	1,657,988
144A 5.25% 2/11/27 #, µ, ψ	3,220,000	3,219,034
144A 6.375% 8/21/26 #, µ, ψ	4,795,000	5,016,769
Deutsche Bank
3.035% 5/28/32 µ	5,410,000	5,220,287
3.729% 1/14/32 µ	3,545,000	3,449,907
3.742% 1/7/33 µ	2,450,000	2,371,662
Goldman Sachs Group
1.542% 9/10/27 µ	4,854,000	4,640,662
2.383% 7/21/32 µ	6,275,000	5,948,593
2.64% 2/24/28 µ	10,551,000	10,578,053
3.102% 2/24/33 µ	1,010,000	1,016,600
4.125% 11/10/26 µ, ψ	3,420,000	3,341,340

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
HSBC Holdings 4.60% 12/17/30 µ, ψ	3,080,000	$2,974,140
JPMorgan Chase & Co.
1.47% 9/22/27 µ	1,540,000	1,473,720
1.578% 4/22/27 µ	5,185,000	5,019,399
2.545% 11/8/32 µ	665,000	645,058
2.963% 1/25/33 µ	3,550,000	3,576,498
Morgan Stanley
2.484% 9/16/36 µ	24,724,000	22,996,942
5.00% 11/24/25	4,515,000	4,951,117
NatWest Group
3.754% 11/1/29 µ	1,360,000	1,398,932
4.60% 6/28/31 µ, ψ	4,175,000	3,934,938
PNC Bank 4.05% 7/26/28	3,665,000	4,001,047
Popular 6.125% 9/14/23	5,020,000	5,250,318
Societe Generale 144A 4.75% 5/26/26 #, µ, ψ	4,200,000	4,159,722
State Street 1.684% 11/18/27 µ	4,165,000	4,097,338
SVB Financial Group
2.10% 5/15/28	5,155,000	5,040,864
4.00% 5/15/26 µ, ψ	13,550,000	13,187,131
Truist Bank 2.636% 9/17/29 µ	10,460,000	10,640,192
Truist Financial 4.95% 9/1/25 µ, ψ	8,635,000	9,161,044
UBS 7.625% 8/17/22	4,145,000	4,283,111
UBS Group
144A 3.179% 2/11/43 #, µ	1,965,000	1,896,256
144A 4.375% 2/10/31 #, µ, ψ	4,390,000	4,142,843
US Bancorp
2.215% 1/27/28 µ	2,140,000	2,138,475
2.491% 11/3/36 µ	3,030,000	2,911,859
2.677% 1/27/33 µ	2,230,000	2,241,093
3.70% 1/15/27 µ, ψ	2,980,000	2,871,230
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ	10,005,000	9,915,705
Westpac Banking 3.133% 11/18/41	3,645,000	3,448,548
		302,030,184
Basic Industry – 3.85%
Georgia-Pacific 8.00% 1/15/24	4,345,000	4,895,776
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	3,001,809
LYB International Finance III 3.375% 10/1/40	3,235,000	3,144,263

Schedules of investments
Delaware Corporate Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Newmont
2.25% 10/1/30	4,465,000	$4,212,473
2.60% 7/15/32	1,315,000	1,269,766
2.80% 10/1/29	9,845,000	9,854,534
Sherwin-Williams 2.90% 3/15/52	8,955,000	8,124,048
Steel Dynamics 1.65% 10/15/27	2,520,000	2,411,838
Suzano Austria 3.125% 1/15/32	7,100,000	6,577,333
Westlake Chemical 3.125% 8/15/51	9,465,000	8,538,461
		52,030,301
Brokerage – 2.08%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	2,865,000	2,705,091
Charles Schwab
4.00% 6/1/26 µ, ψ	3,375,000	3,338,482
5.375% 6/1/25 µ, ψ	4,195,000	4,526,405
Jefferies Group
2.625% 10/15/31	7,385,000	7,050,013
6.45% 6/8/27	6,437,000	7,671,127
6.50% 1/20/43	2,090,000	2,721,687
		28,012,805
Capital Goods – 3.94%
Amcor Flexibles North America 2.69% 5/25/31	5,505,000	5,407,208
Amphenol 2.20% 9/15/31	3,585,000	3,403,123
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	3,354,171
Ashtead Capital
144A 1.50% 8/12/26 #	5,568,000	5,369,643
144A 2.45% 8/12/31 #	3,695,000	3,500,846
Boeing 3.75% 2/1/50	9,770,000	9,486,323
Madison IAQ 144A 4.125% 6/30/28 #	1,880,000	1,793,511
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,205,595
Teledyne Technologies 2.25% 4/1/28	10,310,000	10,118,205
Waste Connections 2.95% 1/15/52	2,315,000	2,118,778
Weir Group 144A 2.20% 5/13/26 #	5,605,000	5,461,083
		53,218,486
Communications – 10.38%
Altice France
144A 5.125% 1/15/29 #	3,720,000	3,464,008
144A 5.50% 10/15/29 #	3,395,000	3,222,398
AMC Networks 4.75% 8/1/25	3,325,000	3,356,322
AT&T 3.10% 2/1/43	11,547,000	10,638,173

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 4.50% 6/1/33 #	945,000	$900,429
144A 4.75% 2/1/32 #	3,870,000	3,813,479
Cellnex Finance 144A 3.875% 7/7/41 #	7,265,000	6,736,471
Charter Communications Operating
2.25% 1/15/29	6,810,000	6,420,753
4.40% 12/1/61	4,460,000	4,230,644
Comcast 3.20% 7/15/36	12,674,000	12,803,698
CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	5,464,881
Discovery Communications 4.00% 9/15/55	11,115,000	10,827,629
Netflix 4.875% 4/15/28	2,970,000	3,273,237
Sprint Spectrum 144A 4.738% 9/20/29 #	3,408,438	3,561,493
Time Warner Cable 7.30% 7/1/38	5,035,000	6,700,857
Time Warner Entertainment 8.375% 3/15/23	6,100,000	6,556,828
T-Mobile USA
3.00% 2/15/41	5,100,000	4,620,589
3.375% 4/15/29	7,795,000	7,673,164
144A 3.375% 4/15/29 #	5,810,000	5,719,190
Verizon Communications
144A 2.355% 3/15/32 #	5,915,000	5,623,220
3.40% 3/22/41	3,405,000	3,376,944
4.50% 8/10/33	10,110,000	11,442,797
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	7,158,000	7,305,451
VZ Secured Financing 144A 5.00% 1/15/32 #	2,540,000	2,454,008
		140,186,663
Consumer Cyclical – 5.27%
Aptiv 3.10% 12/1/51	13,661,000	12,044,767
AutoNation
1.95% 8/1/28	8,295,000	7,913,363
2.40% 8/1/31	3,910,000	3,643,969
Daimler Trucks Finance North America 144A 2.375% 12/14/28 #	6,347,000	6,182,707
Dollar Tree 2.65% 12/1/31	5,050,000	4,880,905
Ford Motor 3.25% 2/12/32	3,580,000	3,412,349
Ford Motor Credit
2.30% 2/10/25	1,045,000	1,026,937
2.90% 2/16/28	4,020,000	3,833,874
2.90% 2/10/29	1,525,000	1,447,492
General Motors
6.25% 10/2/43	900,000	1,152,050
6.60% 4/1/36	4,401,000	5,644,473

Schedules of investments
Delaware Corporate Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial 5.70% 9/30/30 µ, ψ	6,405,000	$7,221,958
Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,866,000	2,771,723
Lowe’s 2.80% 9/15/41	8,635,000	7,895,456
Prime Security Services Borrower 144A 3.375% 8/31/27 #	2,220,000	2,070,416
		71,142,439
Consumer Non-Cyclical – 7.02%
Amgen 3.00% 1/15/52	2,970,000	2,698,514
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	16,305,000	18,760,329
Baxter International 144A 3.132% 12/1/51 #	6,660,000	6,337,426
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	3,678,766
Bunge Limited Finance 2.75% 5/14/31	7,475,000	7,271,760
CVS Health
2.70% 8/21/40	4,495,000	4,024,049
4.78% 3/25/38	7,970,000	9,210,365
Energizer Holdings 144A 4.375% 3/31/29 #	2,978,000	2,820,300
JBS USA 144A 3.00% 2/2/29 #	3,287,000	3,230,595
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	4,740,000	4,574,882
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	7,564,831
Sodexo
144A 1.634% 4/16/26 #	5,520,000	5,386,224
144A 2.718% 4/16/31 #	2,290,000	2,268,708
Takeda Pharmaceutical
3.025% 7/9/40	2,845,000	2,670,947
3.175% 7/9/50	3,470,000	3,205,636
Tenet Healthcare 144A 4.25% 6/1/29 #	3,575,000	3,451,832
Viatris 4.00% 6/22/50	7,640,000	7,564,115
		94,719,279
Electric – 10.08%
Berkshire Hathaway Energy 2.85% 5/15/51	2,767,000	2,480,451
CMS Energy 4.75% 6/1/50 µ	5,840,000	6,188,648
Commonwealth Edison 2.75% 9/1/51	5,025,000	4,575,312
Duke Energy
2.55% 6/15/31	3,586,000	3,470,891
3.25% 1/15/82 µ	2,425,000	2,269,979
4.875% 9/16/24 µ, ψ	6,105,000	6,303,412
Edison International 5.375% 3/15/26 µ, ψ	2,695,000	2,737,109
Entergy Texas 3.55% 9/30/49	2,695,000	2,727,902
FirstEnergy Transmission 144A 4.55% 4/1/49 #	5,350,000	5,684,871
IPALCO Enterprises 4.25% 5/1/30	3,220,000	3,415,520

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,000,000	$2,788,245
NextEra Energy Capital Holdings 3.00% 1/15/52	3,460,000	3,155,314
NRG Energy
144A 2.45% 12/2/27 #	2,470,000	2,372,660
144A 3.375% 2/15/29 #	2,160,000	1,998,540
144A 3.625% 2/15/31 #	1,735,000	1,612,370
144A 3.75% 6/15/24 #	2,635,000	2,705,457
144A 4.45% 6/15/29 #	4,220,000	4,484,573
Oglethorpe Power 3.75% 8/1/50	5,235,000	5,407,850
Pacific Gas and Electric
2.10% 8/1/27	6,810,000	6,425,955
3.30% 8/1/40	1,125,000	978,323
3.50% 8/1/50	1,690,000	1,443,105
4.60% 6/15/43	4,405,000	4,301,619
4.95% 7/1/50	3,615,000	3,699,828
PacifiCorp 2.90% 6/15/52	13,799,000	12,869,657
Public Service Co. of Oklahoma 3.15% 8/15/51	4,285,000	4,110,731
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	2,277,040
Sempra Energy
4.125% 4/1/52 µ	4,755,000	4,641,654
4.875% 10/15/25 µ, ψ	3,825,000	4,010,321
Southern 4.00% 1/15/51 µ	4,780,000	4,827,848
Southern California Edison
3.45% 2/1/52	1,680,000	1,615,735
4.125% 3/1/48	3,090,000	3,287,299
4.875% 3/1/49	1,865,000	2,117,561
6.00% 1/15/34	1,415,000	1,776,778
Southwestern Electric Power 3.25% 11/1/51	4,281,000	4,017,999
Vistra Operations
144A 3.55% 7/15/24 #	5,166,000	5,271,339
144A 3.70% 1/30/27 #	3,624,000	3,679,780
144A 4.30% 7/15/29 #	290,000	300,441
		136,032,117
Energy – 8.57%
BP Capital Markets 4.875% 3/22/30 µ, ψ	11,190,000	11,847,413
BP Capital Markets America
2.721% 1/12/32	2,240,000	2,218,178
2.939% 6/4/51	2,260,000	2,024,277
Cheniere Corpus Christi Holdings 7.00% 6/30/24	6,760,000	7,389,271
Continental Resources 4.375% 1/15/28	10,285,000	10,868,417

Schedules of investments
Delaware Corporate Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Devon Energy 4.75% 5/15/42	7,415,000	$8,227,307
Diamondback Energy 3.125% 3/24/31	7,355,000	7,304,333
Enbridge
1.60% 10/4/26	3,180,000	3,083,111
2.50% 8/1/33	1,720,000	1,624,760
5.75% 7/15/80 µ	4,710,000	5,169,225
Energy Transfer
6.25% 4/15/49	4,305,000	5,253,797
6.50% 11/15/26 µ, ψ	11,324,000	11,610,610
Enterprise Products Operating 3.30% 2/15/53	4,590,000	4,247,950
EQM Midstream Partners 144A 4.75% 1/15/31 #	3,775,000	3,619,640
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	4,255,000	4,057,988
NuStar Logistics 5.625% 4/28/27	3,444,000	3,532,545
ONEOK 7.50% 9/1/23	6,625,000	7,121,686
Sabine Pass Liquefaction 5.875% 6/30/26	2,100,000	2,368,522
Targa Resources Partners
144A 4.00% 1/15/32 #	2,880,000	2,872,080
4.875% 2/1/31	3,225,000	3,375,414
TransCanada PipeLines 2.50% 10/12/31	5,105,000	4,858,766
Valero Energy 3.65% 12/1/51	3,225,000	3,008,621
		115,683,911
Finance Companies – 3.81%
AerCap Holdings 5.875% 10/10/79 µ	605,000	614,656
AerCap Ireland Capital DAC
3.00% 10/29/28	3,206,000	3,144,841
3.40% 10/29/33	7,872,000	7,647,794
4.625% 10/15/27	2,690,000	2,898,134
6.50% 7/15/25	2,165,000	2,428,665
Air Lease
2.875% 1/15/32	3,880,000	3,694,141
4.125% 12/15/26 µ, ψ	2,295,000	2,240,494
Aviation Capital Group
144A 1.95% 1/30/26 #	7,894,000	7,592,860
144A 5.50% 12/15/24 #	8,565,000	9,227,689
Avolon Holdings Funding
144A 2.75% 2/21/28 #	6,470,000	6,194,394
144A 4.25% 4/15/26 #	3,465,000	3,598,557
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	2,140,000	2,174,736
		51,456,961

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance – 5.11%
Aon 2.90% 8/23/51	7,290,000	$6,611,154
Arthur J Gallagher & Co. 3.50% 5/20/51	12,045,000	11,847,468
Athene Global Funding 144A 2.717% 1/7/29 #	3,580,000	3,499,480
Athene Holding
3.45% 5/15/52	3,215,000	2,988,690
3.95% 5/25/51	5,365,000	5,442,529
Brighthouse Financial
3.85% 12/22/51	2,395,000	2,214,401
4.70% 6/22/47	4,863,000	4,908,393
Centene 4.625% 12/15/29	2,675,000	2,785,852
Equitable Holdings 4.95% 9/15/25 µ, ψ	2,815,000	2,899,450
Global Atlantic 144A 4.70% 10/15/51 #, µ	5,070,000	5,058,853
Hartford Financial Services Group 2.90% 9/15/51	3,625,000	3,330,228
Humana 1.35% 2/3/27	2,865,000	2,715,575
Jackson Financial
144A 3.125% 11/23/31 #	3,140,000	3,065,295
144A 4.00% 11/23/51 #	3,075,000	2,929,697
MetLife 3.85% 9/15/25 µ, ψ	1,810,000	1,828,100
Prudential Financial 3.70% 10/1/50 µ	7,005,000	6,866,194
		68,991,359
Natural Gas – 0.40%
Atmos Energy 2.85% 2/15/52	5,940,000	5,405,836
		5,405,836
Real Estate Investment Trusts – 3.13%
Corporate Office Properties
2.00% 1/15/29	4,145,000	3,901,614
2.75% 4/15/31	7,815,000	7,525,615
Crown Castle International
1.05% 7/15/26	2,735,000	2,582,868
3.80% 2/15/28	5,430,000	5,726,840
Extra Space Storage 2.35% 3/15/32	7,475,000	7,019,974
Global Net Lease 144A 3.75% 12/15/27 #	3,160,000	3,044,509
Host Hotels & Resorts 2.90% 12/15/31	3,355,000	3,156,549
Iron Mountain Information Management Services 144A 5.00%
7/15/32 #	4,176,000	4,089,077
MPT Operating Partnership 3.50% 3/15/31	3,180,000	3,074,058
Public Storage 2.25% 11/9/31	2,240,000	2,186,131
		42,307,235

Schedules of investments
Delaware Corporate Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology – 7.04%
Alphabet 2.05% 8/15/50	2,385,000	$1,967,510
Autodesk 2.40% 12/15/31	4,910,000	4,690,794
Broadcom 144A 3.469% 4/15/34 #	11,542,000	11,449,522
Broadridge Financial Solutions 2.60% 5/1/31	8,112,000	7,899,438
CDW 3.276% 12/1/28	12,490,000	12,412,906
CGI 144A 2.30% 9/14/31 #	3,365,000	3,161,002
Clarivate Science Holdings 144A 3.875% 7/1/28 #	3,763,000	3,596,393
CoStar Group 144A 2.80% 7/15/30 #	4,235,000	4,117,424
Global Payments
2.15% 1/15/27	2,335,000	2,290,136
2.90% 11/15/31	6,595,000	6,462,144
Marvell Technology
1.65% 4/15/26	4,460,000	4,319,288
2.45% 4/15/28	2,820,000	2,774,577
Micron Technology 2.703% 4/15/32	2,800,000	2,681,336
NCR 144A 5.125% 4/15/29 #	3,525,000	3,523,343
NXP
144A 3.125% 2/15/42 #	2,940,000	2,778,791
144A 5.55% 12/1/28 #	3,750,000	4,372,752
Qorvo 144A 3.375% 4/1/31 #	8,870,000	8,654,814
VMware 1.80% 8/15/28	8,370,000	7,937,950
		95,090,120
Transportation – 1.91%
Air Canada 144A 3.875% 8/15/26 #	3,630,000	3,549,033
Canadian Pacific Railway 3.00% 12/2/41	2,505,000	2,409,814
DAE Funding
144A 1.55% 8/1/24 #	2,260,000	2,203,135
144A 3.375% 3/20/28 #	1,105,000	1,093,758
Delta Air Lines 144A 7.00% 5/1/25 #	5,404,000	6,058,577
Mileage Plus Holdings 144A 6.50% 6/20/27 #	5,115,000	5,443,255
Seaspan 144A 5.50% 8/1/29 #	3,050,000	3,021,330
United Airlines 2019-1 Class AA Pass Through Trust
Series 2019-1 AA 4.15% 2/25/33 ◆	1,819,194	1,963,915
		25,742,817
Utilities – 0.13%
Essential Utilities 3.351% 4/15/50	1,765,000	1,713,609
		1,713,609
Total Corporate Bonds (cost $1,316,840,503)		1,283,764,122

	Principal
	amount°	Value (US $)
Municipal Bonds – 0.58%
Commonwealth of Puerto Rico
(Public Improvement) Series A 8.00% 7/1/35‡	4,920,000	$4,440,300
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	3,710,000	3,431,750
Total Municipal Bonds (cost $7,959,275)		7,872,050

Loan Agreements – 2.19%
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 ●	2,861,108	2,842,780
Applied Systems 1st Lien 3.50% (LIBOR01M + 3.00%) 9/19/24 ●	2,965,389	2,963,535
Energizer Holdings 2.75% (LIBOR01M + 2.25%) 12/22/27 ●	2,999,700	2,997,825
Ensemble RCM 4.049% (LIBOR03M + 3.75%) 8/3/26 ●	2,964,671	2,970,230
Gates Global Tranche B-3 3.25% (LIBOR01M + 2.50%)
3/31/27 ●	2,979,900	2,976,330
Horizon Therapeutics USA Tranche B-2 2.25% (LIBOR01M +
1.75%) 3/15/28 ●	2,868,325	2,850,039
Informatica 2.875% (LIBOR01M + 2.75%) 10/27/28 ●	3,000,000	2,993,751
Prime Security Services Borrower Tranche B-1 3.50%
(LIBOR03M + 2.75%) 9/23/26 ●	2,987,425	2,983,691
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 ●	3,022,425	3,010,042
Reynolds Group Holdings Tranche B-2 3.354% - 3.355%
(LIBOR01M + 3.25%) 2/5/26 ●	2,984,854	2,968,065
Total Loan Agreements (cost $29,686,230)		29,556,288

	Number of
	shares
Convertible Preferred Stock – 0.27%
El Paso Energy Capital Trust I 4.75% exercise price $34.49,
maturity date 3/31/28	22,731	1,135,186
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 **	2,808	2,527,200
Total Convertible Preferred Stock (cost $4,053,106)		3,662,386

Short-Term Investments – 0.82%
Money Market Mutual Funds – 0.82%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	2,763,188	2,763,188
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.01%)	2,763,188	2,763,188
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	2,763,188	2,763,188

Schedules of investments
Delaware Corporate Bond Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	2,763,188	$2,763,188
Total Short-Term Investments (cost $11,052,752)		11,052,752
Total Value of Securities–99.35%
(cost $1,374,921,743)		$1,341,304,995

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $314,897,732, which represents 23.33% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
**	Perpetual security with no stated maturity date.

Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month

Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date
5/15/26	775,000	$684,368
Total Convertible Bond (cost $674,023)		684,368

Corporate Bonds – 93.32%
Banking – 10.88%
Ally Financial
4.70% 5/15/26 µ, ψ	2,085,000	2,067,851
8.00% 11/1/31	595,000	807,270
Bank of America 2.676% 6/19/41 µ	5,735,000	5,238,949
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	2,600,000	2,746,250
Barclays
3.33% 11/24/42 µ	2,765,000	2,639,350
4.375% 3/15/28 µ, ψ	1,875,000	1,774,875
BPCE 144A 3.582% 10/19/42 #, µ	1,080,000	1,042,551
Citigroup 4.00% 12/10/25 µ, ψ	2,870,000	2,841,300
Credit Agricole 144A 2.811% 1/11/41 #	8,010,000	7,136,707
Credit Suisse Group
144A 4.50% 9/3/30 #, µ, ψ	701,000	649,301
144A 5.25% 2/11/27 #, µ, ψ	1,305,000	1,304,609
144A 6.375% 8/21/26 #, µ, ψ	1,595,000	1,668,769
Deutsche Bank 3.729% 1/14/32 µ	835,000	812,601
JPMorgan Chase & Co. 3.328% 4/22/52 µ	5,105,000	5,150,087
Morgan Stanley 2.484% 9/16/36 µ	1,510,000	1,404,521
NatWest Group 4.60% 6/28/31 µ, ψ	1,625,000	1,531,563
SVB Financial Group 4.00% 5/15/26 µ, ψ	3,500,000	3,406,270
Truist Financial 4.95% 9/1/25 µ, ψ	3,440,000	3,649,565
UBS 7.625% 8/17/22	1,715,000	1,772,144
UBS Group
144A 3.179% 2/11/43 #, µ	740,000	714,111
144A 4.375% 2/10/31 #, µ, ψ	1,640,000	1,547,668
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ	2,825,000	2,799,787
Westpac Banking 3.133% 11/18/41	2,965,000	2,805,198
		55,511,297
Basic Industry – 4.19%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,203,578
LYB International Finance III 3.375% 10/1/40	342,000	332,407
LyondellBasell Industries 4.625% 2/26/55	1,530,000	1,716,150
Packaging Corp. of America
3.05% 10/1/51	2,915,000	2,700,683
4.05% 12/15/49	2,200,000	2,417,938

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Sherwin-Williams 2.90% 3/15/52	3,525,000	$3,197,908
Steel Dynamics 3.25% 10/15/50	4,335,000	4,055,972
Westlake Chemical 3.125% 8/15/51	6,390,000	5,764,476
		21,389,112
Brokerage – 0.90%
Charles Schwab 5.375% 6/1/25 µ, ψ	1,855,000	2,001,545
Jefferies Group 6.50% 1/20/43	1,985,000	2,584,951
		4,586,496
Capital Goods – 4.02%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,226,205
Boeing 3.75% 2/1/50	4,055,000	3,937,261
Emerson Electric 2.80% 12/21/51	3,220,000	2,977,675
Masco 3.125% 2/15/51	7,435,000	6,964,308
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,245,305
Rockwell Automation 2.80% 8/15/61	1,585,000	1,439,601
Waste Connections 2.95% 1/15/52	2,950,000	2,699,954
		20,490,309
Communications – 11.04%
Altice France
144A 5.125% 1/15/29 #	1,425,000	1,326,939
144A 5.50% 10/15/29 #	1,360,000	1,290,857
AMC Networks 4.25% 2/15/29	2,000,000	1,926,820
AT&T
3.10% 2/1/43	720,000	663,331
3.50% 9/15/53	7,415,000	7,060,089
CCO Holdings 144A 4.75% 2/1/32 #	1,460,000	1,438,677
Cellnex Finance 144A 3.875% 7/7/41 #	3,595,000	3,333,464
Comcast
2.80% 1/15/51	2,830,000	2,530,374
3.20% 7/15/36	1,575,000	1,591,118
Crown Castle International 2.90% 4/1/41	4,550,000	4,138,392
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	2,081,415
Discovery Communications 4.00% 9/15/55	5,873,000	5,721,158
Time Warner Cable
6.75% 6/15/39	1,680,000	2,148,145
7.30% 7/1/38	3,170,000	4,218,812
T-Mobile USA
3.00% 2/15/41	4,555,000	4,126,820
144A 3.40% 10/15/52 #	2,325,000	2,143,558

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
3.40% 3/22/41	1,200,000	$1,190,112
3.55% 3/22/51	5,015,000	5,051,138
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,460,000	2,510,675
Vodafone Group 4.25% 9/17/50	820,000	881,131
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	922,668
		56,295,693
Consumer Cyclical – 3.68%
Aptiv 3.10% 12/1/51	7,180,000	6,330,534
General Motors 6.25% 10/2/43	1,555,000	1,990,486
General Motors Financial 5.70% 9/30/30 µ, ψ	2,355,000	2,655,380
Lowe’s 2.80% 9/15/41	7,610,000	6,958,243
Prime Security Services Borrower 144A 3.375% 8/31/27 #	895,000	834,695
		18,769,338
Consumer Non-Cyclical – 12.08%
AbbVie 4.05% 11/21/39	4,600,000	4,964,574
Amgen 3.00% 1/15/52	1,975,000	1,794,466
Anheuser-Busch InBev Worldwide 4.90% 2/1/46	7,685,000	9,109,890
Archer-Daniels-Midland 2.70% 9/15/51	2,905,000	2,732,220
Baxter International 144A 3.132% 12/1/51 #	6,225,000	5,923,495
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,439,291
CVS Health
4.25% 4/1/50	4,069,000	4,550,536
4.78% 3/25/38	1,730,000	1,999,239
Energizer Holdings 144A 4.375% 3/31/29 #	1,155,000	1,093,837
JBS USA LUX 144A 4.375% 2/2/52 #	2,580,000	2,508,276
Merck & Co. 2.75% 12/10/51	2,215,000	2,035,965
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	1,875,000	1,809,684
Regeneron Pharmaceuticals 2.80% 9/15/50	6,003,000	5,169,134
Takeda Pharmaceutical 3.175% 7/9/50	6,810,000	6,291,176
Tenet Healthcare 144A 4.25% 6/1/29 #	1,345,000	1,298,661
US Foods 144A 4.75% 2/15/29 #	2,000,000	1,966,450
Viatris 4.00% 6/22/50	7,020,000	6,950,273
		61,637,167
Electric – 14.03%
American Transmission Systems 144A 5.00% 9/1/44 #	3,780,000	4,600,138
Arizona Public Service
4.20% 8/15/48	2,720,000	2,941,260
4.25% 3/1/49	2,324,000	2,535,029

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy 2.85% 5/15/51	1,048,000	$939,470
CMS Energy 4.75% 6/1/50 µ	2,685,000	2,845,295
Commonwealth Edison 2.75% 9/1/51	1,960,000	1,784,599
Duke Energy 4.875% 9/16/24 µ, ψ	2,445,000	2,524,463
Edison International 5.375% 3/15/26 µ, ψ	1,085,000	1,101,953
Entergy Arkansas 3.35% 6/15/52	1,880,000	1,880,507
Evergy Kansas Central 3.25% 9/1/49	1,117,000	1,098,023
Florida Power & Light Co. 2.875% 12/4/51	1,820,000	1,731,563
NextEra Energy Capital Holdings 3.00% 1/15/52	4,720,000	4,304,359
Oglethorpe Power
3.75% 8/1/50	3,190,000	3,295,328
5.05% 10/1/48	2,580,000	3,124,935
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	960,930
4.60% 6/15/43	5,775,000	5,639,467
4.95% 7/1/50	1,620,000	1,658,014
PacifiCorp 2.90% 6/15/52	6,055,000	5,647,204
Public Service Co. of Oklahoma 3.15% 8/15/51	1,680,000	1,611,675
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	1,198,706
Sempra Energy
4.125% 4/1/52 µ	1,930,000	1,883,994
4.875% 10/15/25 µ, ψ	1,485,000	1,556,948
Southern California Edison
3.45% 2/1/52	630,000	605,900
3.65% 2/1/50	1,125,000	1,120,773
4.125% 3/1/48	5,220,000	5,553,301
Southwestern Electric Power 3.25% 11/1/51	3,125,000	2,933,018
Tampa Electric 3.45% 3/15/51	4,087,000	4,195,713
Virginia Electric and Power 2.95% 11/15/51	2,420,000	2,285,106
		71,557,671
Energy – 11.43%
BP Capital Markets 4.875% 3/22/30 µ, ψ	2,400,000	2,541,000
BP Capital Markets America 2.939% 6/4/51	6,320,000	5,660,809
Devon Energy 4.75% 5/15/42	3,720,000	4,127,523
Diamondback Energy 4.40% 3/24/51	4,530,000	4,938,505
Enbridge 5.75% 7/15/80 µ	1,840,000	2,019,400
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,689,870
Energy Transfer
6.25% 4/15/49	1,115,000	1,360,740
6.50% 11/15/26 µ, ψ	2,832,000	2,903,678

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Eni 144A 5.70% 10/1/40 #	2,040,000	$2,517,215
Enterprise Products Operating
3.20% 2/15/52	3,648,000	3,295,673
3.30% 2/15/53	3,745,000	3,465,920
EQM Midstream Partners 144A 4.75% 1/15/31 #	1,450,000	1,390,325
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,570,000	1,497,307
Kinder Morgan 3.25% 8/1/50	5,775,000	5,180,406
Northern Natural Gas 144A 3.40% 10/16/51 #	1,080,000	1,042,035
NuStar Logistics 6.375% 10/1/30	2,000,000	2,166,600
Shell International Finance 3.00% 11/26/51	6,620,000	6,289,946
Valero Energy 3.65% 12/1/51	1,905,000	1,777,185
Williams 3.50% 10/15/51	4,725,000	4,419,586
		58,283,723
Finance Companies – 1.81%
AerCap Holdings 5.875% 10/10/79 µ	260,000	264,150
AerCap Ireland Capital DAC 3.85% 10/29/41	7,405,000	7,250,549
Air Lease 4.125% 12/15/26 µ, ψ	910,000	888,387
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	830,000	843,472
		9,246,558
Insurance – 9.20%
Aon 2.90% 8/23/51	3,045,000	2,761,449
Arthur J Gallagher & Co. 3.50% 5/20/51	6,605,000	6,496,681
Athene Holding
3.45% 5/15/52	1,215,000	1,129,474
3.95% 5/25/51	2,615,000	2,652,789
Brighthouse Financial
3.85% 12/22/51	975,000	901,479
4.70% 6/22/47	4,911,000	4,956,841
Equitable Holdings 4.95% 9/15/25 µ, ψ	635,000	654,050
Global Atlantic 144A 4.70% 10/15/51 #, µ	1,980,000	1,975,647
Hartford Financial Services Group 2.90% 9/15/51	2,210,000	2,030,291
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	7,544,681
Jackson Financial 144A 4.00% 11/23/51 #	3,170,000	3,020,208
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,141,000	3,608,588
New York Life Insurance 144A 3.75% 5/15/50 #	2,025,000	2,182,695
Old Republic International 3.85% 6/11/51	1,565,000	1,567,179
Pacific Life Insurance 144A 4.30% 10/24/67 #, µ	4,985,000	5,428,665
		46,910,717

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas – 3.81%
Atmos Energy 2.85% 2/15/52	2,255,000	$2,052,216
Brooklyn Union Gas 144A 4.273% 3/15/48 #	689,000	739,087
Piedmont Natural Gas 3.64% 11/1/46	3,035,000	3,039,258
Southern California Gas 4.30% 1/15/49	4,500,000	5,264,856
Southwest Gas
3.80% 9/29/46	2,150,000	2,249,340
4.15% 6/1/49	2,430,000	2,615,191
Spire Missouri 3.30% 6/1/51	3,440,000	3,448,469
		19,408,417
Real Estate Investment Trusts – 1.39%
Charter Communications Operating 4.40% 12/1/61	5,870,000	5,568,134
Iron Mountain Information Management Services 144A 5.00%
7/15/32 #	1,573,000	1,540,258
		7,108,392
Technology – 2.61%
Alphabet 2.05% 8/15/50	1,530,000	1,262,176
Analog Devices 2.95% 10/1/51	4,350,000	4,192,535
Apple 2.70% 8/5/51	1,335,000	1,225,486
Broadcom 144A 3.137% 11/15/35 #	3,330,000	3,161,660
NCR 144A 5.125% 4/15/29 #	1,255,000	1,254,410
NXP
144A 3.125% 2/15/42 #	1,195,000	1,129,475
144A 3.25% 11/30/51 #	1,160,000	1,076,529
		13,302,271
Transportation – 1.46%
Air Canada 144A 3.875% 8/15/26 #	1,410,000	1,378,550
Canadian Pacific Railway
3.00% 12/2/41	315,000	303,030
3.10% 12/2/51	2,675,000	2,560,316
DAE Funding 144A 3.375% 3/20/28 #	415,000	410,778
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,550,000	1,649,471
Seaspan 144A 5.50% 8/1/29 #	1,175,000	1,163,955
		7,466,100

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Utilities – 0.79%
Essential Utilities
3.351% 4/15/50	1,015,000	$985,447
4.276% 5/1/49	2,726,000	3,032,410
		4,017,857
Total Corporate Bonds (cost $486,137,771)		475,981,118

Municipal Bonds – 2.39%
Commonwealth of Puerto Rico
(Public Improvement) Series A 8.00% 7/1/35‡	1,865,000	1,683,163
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	1,395,000	1,290,375
Long Island, New York Power Authority Electric System Revenue
(Federally Taxable - Issuer Subsidy - Build America Bonds)
Series B 5.85% 5/1/41	3,600,000	4,874,796
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,353,928
Total Municipal Bonds (cost $9,831,114)		12,202,262

Loan Agreements – 2.12%
Applied Systems 1st Lien 3.50% (LIBOR01M + 3.00%) 9/19/24 ●	2,698,504	2,696,817
Ensemble RCM 4.049% (LIBOR03M + 3.75%) 8/3/26 ●	1,326,430	1,328,918
Gates Global Tranche B-3 3.25% (LIBOR01M + 2.50%)
3/31/27 ●	1,356,300	1,354,675
Informatica 2.875% (LIBOR01M + 2.75%) 10/27/28 ●	1,355,000	1,352,178
Prime Security Services Borrower Tranche B-1 3.50%
(LIBOR03M + 2.75%) 9/23/26 ●	1,359,725	1,358,025
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 ●	1,386,525	1,380,844
Reynolds Group Holdings Tranche B-2 3.354% - 3.355%
(LIBOR01M + 3.25%) 2/5/26 ●	1,356,300	1,348,671
Total Loan Agreements (cost $10,857,220)		10,820,128

	Number of
	shares
Convertible Preferred Stock – 0.80%
Bank of America 7.25% exercise price $50.00 **	1,360	1,914,880
El Paso Energy Capital Trust I 4.75% exercise price $34.49,
maturity date 3/31/28	14,912	744,705

	Number of
	shares	Value (US $)
Convertible Preferred Stock (continued)
Lyondellbasell Advanced Polymers 6.00% exercise price
$52.33 **	1,597	$1,437,300
Total Convertible Preferred Stock (cost $4,194,315)		4,096,885

Short-Term Investments – 0.95%
Money Market Mutual Funds – 0.95%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	1,208,905	1,208,905
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.01%)	1,208,904	1,208,904
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	1,208,904	1,208,904
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	1,208,905	1,208,905
Total Short-Term Investments (cost $4,835,618)		4,835,618
Total Value of Securities–99.72%
(cost $516,530,061)		$508,620,379

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $98,816,595, which represents 19.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
**	Perpetual security with no stated maturity date.

Schedules of investments
Delaware Extended Duration Bond Fund

The following futures contracts were outstanding at January 31, 2022:1

Futures Contracts
Exchange-Traded

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Depreciation	Brokers
80 US Treasury Long Bonds	$12,450,000	$12,700,826	3/22/22	$(250,826)	$(10,000)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	January 31, 2022 (Unaudited)

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Assets:
Investments, at value*	$1,341,304,995	$508,620,379
Cash	31,368	908,315
Cash collateral due from brokers	—	308,000
Dividends and interest receivable	12,397,576	5,158,911
Receivable for securities sold	5,090,454	888,457
Receivable for fund shares sold	4,337,016	1,457,427
Other assets	9,447	3,582
Total Assets	1,363,170,856	517,345,071
Liabilities:
Payable for securities purchased	7,984,128	4,380,169
Payable for fund shares redeemed	3,311,421	2,486,914
Distribution payable	921,456	51,653
Investment management fees payable to affiliates	438,959	156,899
Other accrued expenses	363,119	184,813
Distribution fees payable to affiliates	102,633	29,027
Dividend disbursing and transfer agent fees and expenses payable to affiliates	10,342	3,910
Accounting and administration expenses payable to affiliates	4,582	1,944
Trustees’ fees and expenses payable to affiliates	3,372	1,282
Legal fees payable to affiliates	1,408	536
Reports and statements to shareholders expenses payable to affiliates	1,062	402
Variation margin due to broker on futures contracts	—	10,000
Total Liabilities	13,142,482	7,307,549
Total Net Assets	$1,350,028,374	$510,037,522

Net Assets Consist of:
Paid-in capital	$1,390,343,664	$514,516,481
Total distributable earnings (loss)	(40,315,290)	(4,478,959)
Total Net Assets	$1,350,028,374	$510,037,522

Statements of assets and liabilities

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Net Asset Value

Class A:
Net assets	$357,688,432	$89,497,412
Shares of beneficial interest outstanding, unlimited authorization, no par	59,589,521	14,216,073
Net asset value per share	$6.00	$6.30
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$6.28	$6.60

Class C:
Net assets	$22,330,166	$7,385,172
Shares of beneficial interest outstanding, unlimited authorization, no par	3,719,652	1,174,042
Net asset value per share	$6.00	$6.29

Class R:
Net assets	$11,356,146	$7,017,388
Shares of beneficial interest outstanding, unlimited authorization, no par	1,890,236	1,112,614
Net asset value per share	$6.01	$6.31

Institutional Class:
Net assets	$947,641,889	$395,711,780
Shares of beneficial interest outstanding, unlimited
authorization, no par	157,870,248	62,985,827
Net asset value per share	$6.00	$6.28

Class R6:
Net assets	$11,011,741	$10,425,770
Shares of beneficial interest outstanding, unlimited authorization, no par	1,835,689	1,658,022
Net asset value per share	$6.00	$6.29
____________________
* Investments, at cost	$1,374,921,743	$516,530,061

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Six months ended January 31, 2022 (Unaudited)

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment Income:
Interest	$22,786,551	$10,005,054
Dividends	113,232	115,599
	22,899,783	10,120,653

Expenses:
Management fees	3,448,712	1,536,953
Distribution expenses — Class A	489,737	120,920
Distribution expenses — Class C	129,656	42,005
Distribution expenses — Class R	31,425	20,499
Dividend disbursing and transfer agent fees and expenses	780,351	314,980
Accounting and administration expenses	142,934	69,801
Legal fees	105,991	20,109
Reports and statements to shareholders expenses	88,968	30,204
Registration fees	62,093	45,224
Audit and tax fees	28,445	22,595
Custodian fees	27,150	11,437
Trustees’ fees and expenses	18,298	7,427
Other	32,569	23,335
	5,386,329	2,265,489
Less expenses waived	(598,610)	(491,221)
Less expenses paid indirectly	(327)	(59)
Total operating expenses	4,787,392	1,774,209
Net Investment Income	18,112,391	8,346,444

Statements of operations

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$11,657,812	$11,098,167
Futures contracts	—	1,438,115
Swap contracts	(9,976)	(4,582)
Net realized gain	11,647,836	12,531,700

Net change in unrealized appreciation (depreciation) of:
Investments	(97,339,233)	(52,067,251)
Futures contracts	—	(2,442,657)
Swap contracts	11,692	5,014
Net change in unrealized appreciation (depreciation)	(97,327,541)	(54,504,894)
Net Realized and Unrealized Loss	(85,679,705)	(41,973,194)
Net Decrease in Net Assets Resulting from Operations	$(67,567,314)	$(33,626,750)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,112,391	$30,698,769
Net realized gain	11,647,836	33,398,236
Net change in unrealized appreciation (depreciation)	(97,327,541)	(28,924,755)
Net increase (decrease) in net assets resulting from
operations	(67,567,314)	35,172,250

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,157,970)	(6,667,398)
Class C	(635,102)	(995,269)
Class R	(346,067)	(399,494)
Institutional Class	(30,378,659)	(33,363,113)
Class R6	(343,964)	(272,178)
	(42,861,762)	(41,697,452)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,673,029	89,400,561
Class C	1,679,399	6,407,377
Class R	1,085,961	4,124,114
Institutional Class	163,683,015	430,105,546
Class R6	1,554,841	7,795,723
Net assets from merger:[1]
Class A	—	173,482,646
Institutional Class	—	1,526,668
Class R6	—	59,774
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	10,465,207	6,018,329
Class C	569,708	893,767
Class R	345,369	403,318
Institutional Class	20,575,252	22,695,053
Class R6	280,836	135,585
	214,912,617	743,048,461

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(50,369,446)	$(56,017,472)
Class C	(6,351,163)	(26,706,524)
Class R	(1,876,365)	(5,730,495)
Institutional Class	(195,793,679)	(315,442,776)
Class R6	(713,290)	(1,381,056)
	(255,103,943)	(405,278,323)
Increase (decrease) in net assets derived from capital share
transactions	(40,191,326)	337,770,138
Net Increase (Decrease) in Net Assets	(150,620,402)	331,244,936

Net Assets:
Beginning of period	1,500,648,776	1,169,403,840
End of period	$1,350,028,374	$1,500,648,776

[1]	See Note 5 in the "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,346,444	$16,961,452
Net realized gain	12,531,700	27,853,333
Net change in unrealized appreciation (depreciation)	(54,504,894)	(36,050,970)
Net increase (decrease) in net assets resulting from
operations	(33,626,750)	8,763,815

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,553,383)	(10,259,343)
Class C	(451,351)	(1,069,037)
Class R	(460,485)	(1,012,132)
Institutional Class	(24,325,554)	(36,442,248)
Class R6	(1,141,167)	(5,456,563)
	(31,931,940)	(54,239,323)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,271,110	21,708,782
Class C	227,286	1,964,039
Class R	431,246	4,476,571
Institutional Class	56,272,820	154,398,160
Class R6	1,545,991	4,411,563
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	5,458,729	10,028,703
Class C	446,173	1,061,090
Class R	460,186	1,018,084
Institutional Class	23,360,670	35,026,097
Class R6	1,141,039	5,471,382
	94,615,250	239,564,471

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,193,908)	$(52,885,444)
Class C	(1,466,614)	(6,570,699)
Class R	(1,544,125)	(7,930,331)
Institutional Class	(38,898,546)	(132,963,122)
Class R6	(50,000,859)	(2,680,014)
	(101,104,052)	(203,029,610)
Increase (decrease) in net assets derived from capital share
transactions	(6,488,802)	36,534,861
Net Decrease in Net Assets	(72,047,492)	(8,940,647)

Net Assets:
Beginning of period	582,085,014	591,025,661
End of period	$510,037,522	$582,085,014

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$6.49	$6.54	$5.97	$5.61	$5.90	$5.94

0.07	0.15	0.17	0.21	0.19	0.19
(0.37)	0.01	0.58	0.37	(0.27)	(0.03)
(0.30)	0.16	0.75	0.58	(0.08)	0.16

(0.09)	(0.17)	(0.18)	(0.22)	(0.21)	(0.20)
(0.10)	(0.04)	—	—	—	—
(0.19)	(0.21)	(0.18)	(0.22)	(0.21)	(0.20)

$6.00	$6.49	$6.54	$5.97	$5.61	$5.90

(4.81% )	2.47%	12.90%	10.65%	(1.44% )	2.84%

$357,688	$412,495	$199,500	$168,910	$200,600	$248,143
0.82%	0.82%	0.82%	0.82%	0.88%	0.94%
0.90%	0.91%	0.91%	0.92%	0.92%	0.94%
2.34%	2.31%	2.71%	3.68%	3.26%	3.19%
2.26%	2.22%	2.62%	3.58%	3.22%	3.19%
45%	123%	172%	173%	158%	168%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$6.49	$6.54	$5.97	$5.61	$5.90	$5.94

0.05	0.10	0.12	0.17	0.14	0.14
(0.38)	0.01	0.59	0.37	(0.27)	(0.02)
(0.33)	0.11	0.71	0.54	(0.13)	0.12

(0.06)	(0.12)	(0.14)	(0.18)	(0.16)	(0.16)
(0.10)	(0.04)	—	—	—	—
(0.16)	(0.16)	(0.14)	(0.18)	(0.16)	(0.16)

$6.00	$6.49	$6.54	$5.97	$5.61	$5.90

(5.17% )	1.70%	12.05%	9.83%	(2.18% )	2.07%

$22,330	$28,365	$48,283	$68,277	$88,274	$131,520
1.57%	1.57%	1.57%	1.57%	1.63%	1.69%
1.65%	1.66%	1.66%	1.67%	1.67%	1.69%
1.59%	1.56%	1.96%	2.93%	2.51%	2.44%
1.51%	1.47%	1.87%	2.83%	2.47%	2.44%
45%	123%	172%	173%	158%	168%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$6.50	$6.54	$5.98	$5.62	$5.90	$5.94

0.07	0.13	0.15	0.19	0.17	0.17
(0.38)	0.02	0.58	0.38	(0.26)	(0.02)
(0.31)	0.15	0.73	0.57	(0.09)	0.15

(0.08)	(0.15)	(0.17)	(0.21)	(0.19)	(0.19)
(0.10)	(0.04)	—	—	—	—
(0.18)	(0.19)	(0.17)	(0.21)	(0.19)	(0.19)

$6.01	$6.50	$6.54	$5.98	$5.62	$5.90

(4.92% )	2.37%	12.43%	10.36%	(1.51% )	2.58%

$11,356	$12,760	$14,107	$17,517	$19,512	$24,207
1.07%	1.07%	1.07%	1.07%	1.13%	1.19%
1.15%	1.16%	1.16%	1.17%	1.17%	1.19%
2.09%	2.06%	2.46%	3.43%	3.01%	2.94%
2.01%	1.97%	2.37%	3.33%	2.97%	2.94%
45%	123%	172%	173%	158%	168%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
6.49	$6.54	$5.97	$5.61	$5.90	$5.94

0.08	0.16	0.18	0.22	0.20	0.20
(0.38)	0.02	0.59	0.37	(0.27)	(0.02)
(0.30)	0.18	0.77	0.59	(0.07)	0.18

(0.09)	(0.19)	(0.20)	(0.23)	(0.22)	(0.22)
(0.10)	(0.04)	—	—	—	—
(0.19)	(0.23)	(0.20)	(0.23)	(0.22)	(0.22)

$6.00	$6.49	$6.54	$5.97	$5.61	$5.90

(4.69% )	2.72%	13.18%	10.93%	(1.20% )	3.09%

$947,642	$1,036,266	$903,456	$730,173	$860,359	$687,186
0.57%	0.57%	0.57%	0.57%	0.63%	0.69%
0.65%	0.66%	0.66%	0.67%	0.67%	0.69%
2.59%	2.56%	2.96%	3.93%	3.51%	3.44%
2.51%	2.47%	2.87%	3.83%	3.47%	3.44%
45%	123%	172%	173%	158%	168%

Financial highlights
Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended			1/31/19[1]
1/31/22[2]	Year ended		to
(Unaudited)	7/31/21	7/31/20	7/31/19
$6.49	$6.53	$5.97	$5.59

0.09	0.17	0.19	0.11
(0.38)	0.02	0.58	0.39
(0.29)	0.19	0.77	0.50

(0.10)	(0.19)	(0.21)	(0.12)
(0.10)	(0.04)	—	—
(0.20)	(0.23)	(0.21)	(0.12)

$6.00	$6.49	$6.53	$5.97

(4.65% )	2.97%	13.12%	8.98%

$11,012	$10,763	$4,058	$2
0.49%	0.48%	0.48%	0.48%
0.57%	0.57%	0.57%	0.58%
2.67%	2.65%	3.05%	4.01%
2.59%	2.56%	2.96%	3.91%
45%	123%	172%	173% [6]

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$7.12	$7.73	$6.84	$6.28	$6.62	$6.79

0.10	0.20	0.22	0.24	0.23	0.22
(0.52)	(0.12)	1.05	0.56	(0.34)	(0.16)
(0.42)	0.08	1.27	0.80	(0.11)	0.06

(0.10)	(0.21)	(0.23)	(0.24)	(0.23)	(0.23)
(0.30)	(0.48)	(0.15)	—	—	—
(0.40)	(0.69)	(0.38)	(0.24)	(0.23)	(0.23)

$6.30	$7.12	$7.73	$6.84	$6.28	$6.62

(6.11% )	1.24%	19.19%	13.17%	(1.64% )	0.97%

$89,498	$99,512	$130,678	$125,213	$150,397	$196,754
0.82%	0.82%	0.82%	0.82%	0.87%	0.96%
0.99%	0.99%	0.98%	0.98%	0.98%	1.00%
2.77%	2.85%	3.16%	3.78%	3.52%	3.40%
2.60%	2.68%	3.00%	3.62%	3.41%	3.36%
42%	85%	108%	133%	147%	187%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$7.12	$7.72	$6.83	$6.27	$6.61	$6.78

0.07	0.15	0.17	0.19	0.18	0.17
(0.53)	(0.11)	1.05	0.56	(0.33)	(0.16)
(0.46)	0.04	1.22	0.75	(0.15)	0.01

(0.07)	(0.16)	(0.18)	(0.19)	(0.19)	(0.18)
(0.30)	(0.48)	(0.15)	—	—	—
(0.37)	(0.64)	(0.33)	(0.19)	(0.19)	(0.18)

$6.29	$7.12	$7.72	$6.83	$6.27	$6.61

(6.61% )	0.62%	18.32%	12.34%	(2.39% )	0.21%

$7,385	$9,171	$13,859	$14,748	$17,612	$28,265
1.57%	1.57%	1.57%	1.57%	1.62%	1.71%
1.74%	1.74%	1.73%	1.73%	1.73%	1.75%
2.02%	2.10%	2.41%	3.03%	2.77%	2.65%
1.85%	1.93%	2.25%	2.87%	2.66%	2.61%
42%	85%	108%	133%	147%	187%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$7.14	$7.74	$6.85	$6.29	$6.63	$6.80

0.09	0.18	0.21	0.22	0.21	0.20
(0.53)	(0.10)	1.04	0.57	(0.33)	(0.16)
(0.44)	0.08	1.25	0.79	(0.12)	0.04

(0.09)	(0.20)	(0.21)	(0.23)	(0.22)	(0.21)
(0.30)	(0.48)	(0.15)	—	—	—
(0.39)	(0.68)	(0.36)	(0.23)	(0.22)	(0.21)

$6.31	$7.14	$7.74	$6.85	$6.29	$6.63

(6.35% )	1.13%	18.87%	12.87%	(1.88% )	0.71%

$7,017	$8,631	$12,065	$11,984	$15,389	$19,294
1.07%	1.07%	1.07%	1.07%	1.12%	1.21%
1.24%	1.24%	1.23%	1.23%	1.23%	1.25%
2.52%	2.60%	2.91%	3.53%	3.27%	3.15%
2.35%	2.43%	2.75%	3.37%	3.16%	3.11%
42%	85%	108%	133%	147%	187%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$7.11	$7.71	$6.82	$6.27	$6.61	$6.78

0.10	0.22	0.24	0.25	0.25	0.24
(0.52)	(0.11)	1.05	0.56	(0.34)	(0.17)
(0.42)	0.11	1.29	0.81	(0.09)	0.07

(0.11)	(0.23)	(0.25)	(0.26)	(0.25)	(0.24)
(0.30)	(0.48)	(0.15)	—	—	—
(0.41)	(0.71)	(0.40)	(0.26)	(0.25)	(0.24)

$6.28	$7.11	$7.71	$6.82	$6.27	$6.61

(6.15% )	1.63%	19.54%	13.30%	(1.40% )	1.21%

$395,712	$404,838	$377,316	$444,635	$433,957	$393,714
0.57%	0.57%	0.57%	0.57%	0.62%	0.71%
0.74%	0.74%	0.73%	0.73%	0.73%	0.75%
3.02%	3.10%	3.41%	4.03%	3.77%	3.65%
2.85%	2.93%	3.25%	3.87%	3.66%	3.61%
42%	85%	108%	133%	147%	187%

Financial highlights
Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$7.11	$7.72	$6.83	$6.27	$6.61	$6.78

0.11	0.23	0.25	0.26	0.25	0.24
(0.52)	(0.12)	1.04	0.56	(0.33)	(0.16)
(0.41)	0.11	1.29	0.82	(0.08)	0.08

(0.11)	(0.24)	(0.25)	(0.26)	(0.26)	(0.25)
(0.30)	(0.48)	(0.15)	—	—	—
(0.41)	(0.72)	(0.40)	(0.26)	(0.26)	(0.25)

$6.29	$7.11	$7.72	$6.83	$6.27	$6.61

(5.96% )	1.58%	19.61%	13.56%	(1.32% )	1.29%

$10,426	$59,933	$57,108	$44,970	$48,373	$23,229
0.48%	0.48%	0.49%	0.49%	0.54%	0.63%
0.64%	0.65%	0.63%	0.64%	0.65%	0.67%
3.11%	3.19%	3.49%	4.11%	3.85%	3.73%
2.95%	3.02%	3.35%	3.96%	3.74%	3.69%
42%	85%	108%	133%	147%	187%

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund	January 31, 2022 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended January 31, 2022, and for all open tax years (years ended July 31, 2019–July 31, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended January 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued) amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended January 31, 2022 for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Corporate Bond Fund	$327
Delaware Extended Duration Bond Fund	59

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.48% of average daily net assets of Class R6 shares. The expense waivers were in effect from August 1, 2021 through January 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute each Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$29,626
Delaware Extended Duration Bond Fund	13,132

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$62,447
Delaware Extended Duration Bond Fund	25,121

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended January 31, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Corporate Bond Fund	$35,744
Delaware Extended Duration Bond Fund	13,001

For the six months ended January 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Corporate Bond Fund	$5,428
Delaware Extended Duration Bond Fund	7,506

For the six months ended January 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Corporate Bond Fund	$267	$422
Delaware Extended Duration Bond Fund	6	2,924

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
____________________
*	The aggregate contractual waiver period covering this report is from November 27, 2020 through November 26, 2022.

3. Investments

For the six months ended January 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Delaware Corporate
Bond Fund	$629,987,296	$7,199,334	$688,274,729	$7,512,165
Delaware Extended
Duration Bond
Fund	223,710,941	4,171,110	254,698,764	4,255,709

At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	depreciation
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Corporate
Bond Fund	$1,380,925,071	$10,133,407	$(49,753,483)	$(39,620,076)
Delaware Extended
Duration Bond
Fund	517,151,739	11,245,143	(20,027,329)	(8,782,186)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

3. Investments (continued)

circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2022:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bonds	$—	$5,397,397	$5,397,397
Convertible Preferred Stock	3,662,386	—	3,662,386
Corporate Bonds	—	1,283,764,122	1,283,764,122
Loan Agreements	—	29,556,288	29,556,288
Municipal Bonds	—	7,872,050	7,872,050
Short-Term Investments	11,052,752	—	11,052,752
Total Value of Securities	$14,715,138	$1,326,589,857	$1,341,304,995

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$684,368	$684,368
Convertible Preferred Stock	4,096,885	—	4,096,885
Corporate Bonds	—	475,981,118	475,981,118
Loan Agreements	—	10,820,128	10,820,128
Municipal Bonds	—	12,202,262	12,202,262
Short-Term Investments	4,835,618	—	4,835,618
Total Value of Securities	$8,932,503	$499,687,876	$508,620,379

Derivatives[1]
Liabilities:
Futures Contracts	$(250,826)	$—	$(250,826)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended January 31, 2022, there were no Level 3 investments.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	1/31/22	7/31/21	1/31/22	7/31/21
Shares sold:
Class A	2,313,095	13,870,446	774,828	3,033,639
Class C	265,169	994,955	32,930	273,276
Class R	172,029	641,138	63,540	621,313
Institutional Class	25,983,285	66,967,180	8,290,965	22,047,194
Class R6	243,788	1,223,264	219,743	642,600

Shares from merger:[1]
Class A	—	26,938,299	—	—
Institutional Class	—	237,060	—	—
Class R6	—	9,282	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,676,611	934,979	817,891	1,396,963
Class C	91,309	138,550	67,005	147,682
Class R	55,280	62,657	68,850	141,502
Institutional Class	3,295,650	3,529,688	3,509,216	4,899,650
Class R6	45,014	21,146	168,216	764,585
	34,141,230	115,568,644	14,013,184	33,968,404

Shares redeemed:
Class A	(7,956,055)	(8,710,360)	(1,347,272)	(7,373,751)
Class C	(1,006,709)	(4,150,439)	(214,370)	(927,512)
Class R	(301,452)	(895,885)	(229,379)	(1,112,317)
Institutional Class	(31,069,839)	(49,302,649)	(5,760,603)	(18,920,623)
Class R6	(112,517)	(215,484)	(7,153,456)	(382,592)
	(40,446,572)	(63,274,817)	(14,705,080)	(28,716,795)
Net increase (decrease)	(6,305,342)	52,293,827	(691,896)	5,251,609

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2022 and the year ended July 31, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Corporate Bond Fund
Six months ended
1/31/22	179,024	14,084	16,267	179,033	$1,245,481
Year ended
7/31/21	30,925	131,264	117,831	45,115	1,033,858

Delaware Extended Duration Bond Fund
Six months ended
1/31/22	—	2,539	2,542	—	18,013
Year ended
7/31/21	17,795	38,368	38,366	17,828	395,253

5. Reorganization

On May 26-27, 2021, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Investment Grade Fund (the “Acquired Fund”), a series of Delaware Group® Equity Funds IV, with and into Delaware Corporate Bond Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of the Acquiring Fund, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on July 9, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

5. Reorganization (continued)

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Investment Grade Fund		Delaware Corporate Bond Fund
Class A	$173,482,646	17,684,476	26,938,299	$239,540,932	1.5233
Institutional
Class	1,526,668	154,705	237,060	1,013,281,202	1.5323
Class R6	59,774	6,074	9,282	10,318,950	1.5282

The net assets of the Acquired Fund before the Reorganization were $175,069,088. The net assets of the Acquiring Fund immediately following the Reorganization were $1,479,521,731.

Assuming the Reorganization had been completed on August 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended July 31, 2021, would have been as follows:

Delaware Corporate Bond Fund
Net investment income	$35,853,534
Net realized gain on investments	37,327,491
Net change in unrealized appreciation (depreciation)	(29,460,958)
Net increase in net assets resulting from operations	$43,720,067

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on July 9, 2021.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, each Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of

0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of January 31, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2022, Delaware Extended Duration Bond Fund posted $308,000 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.”

During the six months ended January 31, 2022, Delaware Extended Duration Bond Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended January 31, 2022, Delaware Extended Duration Bond Fund experienced net realized and unrealized gain or loss attributable to their use of futures contracts, which is disclosed as “Variation margin due from broker on futures contracts” on the “Statements of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statements of operations.”

Swap Contracts — Each Fund may enter into CDS contracts in the normal course of pursuing its investment objective. Each Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

7. Derivatives (continued)

cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by each Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2022, Delaware Corporate Bond Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2022, the Funds did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if each Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Funds maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover the Funds exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were open at January 31, 2022.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

The effect of derivative instruments on the “Statements of operations” for the period ended January 31, 2022 was as follows:

Delaware Corporate Bond Fund
Net Realized Gain (Loss) on:
Swap
Contracts
Credit
contracts	$(9,976)

Net Change in Unrealized Appreciation (Depreciation) of:
Swap
Contracts
Credit
contracts	$11,692

	Delaware Extended Duration Bond Fund
	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$1,438,115	$—	$1,438,115
Credit
contracts	—	(4,582)	(4,582)
Total	$1,438,115	$(4,582)	$1,433,533

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$(2,442,657)	$—	$(2,442,657)
Credit
contracts	—	5,014	5,014
Total	$(2,442,657)	$5,014	$(2,437,643)

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

7. Derivatives (continued)

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended January 31, 2022:

Long Derivative Volume
Delaware Extended Duration Bond Fund
Futures contracts (average
notional value)	$29,288,618

Short Derivative Volume
Delaware Extended Duration Bond Fund
Futures contracts (average
notional value)	$213,049

8. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended January 31, 2022, each Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Service LLC, lower than Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

9. Credit and Market Risk (continued)

investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2022, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for each of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Global Limited (“MIMGL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), (each, a “Sub-Adviser” and together, the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) and the Sub-Advisers, as applicable, concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by

Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Funds and their shareholders, as applicable. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of each Sub-Adviser and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by each Sub-Adviser.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Funds showed each Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 10-12, 2021 (continued)

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through November 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each Sub-Adviser in relation to the services being provided to the Funds, as applicable, and in relation to each Sub-Adviser’s overall investment advisory business but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by each Sub-Adviser in connection with its relationship to the Funds, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, the net assets for Delaware Corporate Bond Fund exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreements provides a sharing of benefits with the Funds and their shareholders. Although, as of March 31, 2021, Delaware Extended Duration Bond Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Funds’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

January 31, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of January 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2021 to January 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

Delaware Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/21	1/31/22	Expense Ratio	8/1/21 to 1/31/22*
Actual Fund return†
Class A	$1,000.00	$1,020.20	0.98%	$4.99
Class C	1,000.00	1,016.40	1.73%	8.79
Class R	1,000.00	1,019.00	1.23%	6.26
Institutional Class	1,000.00	1,021.50	0.73%	3.72
Class R6**	1,000.00	1,000.00	0.66%	2.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.27	0.98%	$4.99
Class C	1,000.00	1,016.48	1.73%	8.79
Class R	1,000.00	1,019.00	1.23%	6.26
Institutional Class	1,000.00	1,021.53	0.73%	3.72
Class R6	1,000.00	1,021.88	0.66%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.
**

The Class R6 shares commenced operations on August 31, 2021. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Class R6 annualized expense ratio, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the actual days since inception).

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any applicable Underlying Funds.

2

Security type / sector allocation
Delaware Floating Rate Fund	As of January 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.06%
Corporate Bonds	4.11%
Banking	0.74%
Basic Industry	0.06%
Capital Goods	0.10%
Communications	0.31%
Consumer Cyclical	0.77%
Consumer Non-Cyclical	0.95%
Energy	0.06%
Financial Services	0.74%
Insurance	0.13%
Services	0.05%
Technology	0.05%
Utilities	0.15%
Municipal Bonds	0.14%
Loan Agreements	78.46%
Exchange-Traded Funds	3.89%
Short-Term Investments	22.91%
Total Value of Securities	109.57%
Liabilities Net of Receivables and Other Assets	(9.57%	)
Total Net Assets	100.00%

3

Schedule of investments
Delaware Floating Rate Fund	January 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.06%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	229,000	$202,220
Total Convertible Bond (cost $199,164)		202,220

Corporate Bonds – 4.11%
Banking – 0.74%
Bank of America 4.375% 1/27/27 µ, ψ	1,000,000	990,100
Barclays 6.125% 12/15/25 µ, ψ	200,000	212,940
Deutsche Bank 6.00% 10/30/25 µ, ψ	400,000	405,000
SVB Financial Group 4.10% 2/15/31 µ, ψ	75,000	71,192
US Bancorp 2.215% 1/27/28 µ	1,000,000	999,287
		2,678,519
Basic Industry – 0.06%
Freeport-McMoRan 5.45% 3/15/43	200,000	235,522
		235,522
Capital Goods – 0.10%
Granite US Holdings 144A 11.00% 10/1/27 #	325,000	349,006
		349,006
Communications – 0.31%
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	120,000	124,730
Directv Financing 144A 5.875% 8/15/27 #	500,000	503,050
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	493,900
		1,121,680
Consumer Cyclical – 0.77%
Carnival
144A 5.75% 3/1/27 #	20,000	19,230
144A 6.00% 5/1/29 #	525,000	505,761
144A 7.625% 3/1/26 #	230,000	235,016
Delta Air Lines
144A 7.00% 5/1/25 #	527,000	590,835
7.375% 1/15/26	138,000	157,273
Fertitta Entertainment 144A 6.75% 1/15/30 #	500,000	486,648
Ford Motor Credit 2.90% 2/16/28	500,000	476,850
United Airlines Holdings 4.875% 1/15/25	320,000	322,277
		2,793,890
Consumer Non-Cyclical – 0.95%
CHS 144A 5.25% 5/15/30 #	1,000,000	997,475
Global Medical Response 144A 6.50% 10/1/25 #	500,000	500,803
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	124,443

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
3.50% 9/1/30	100,000	$99,707
5.875% 2/1/29	156,000	176,514
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	500,000	482,583
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	246,000	258,108
Surgery Center Holdings 144A 10.00% 4/15/27 #	350,000	368,347
Tenet Healthcare 6.875% 11/15/31	409,000	442,468
		3,450,448
Energy – 0.06%
CNX Resources 144A 7.25% 3/14/27 #	180,000	189,190
Targa Resources Partners 144A 4.00% 1/15/32 #	25,000	24,931
		214,121
Financial Services – 0.74%
AerCap Holdings 5.875% 10/10/79 µ	150,000	152,394
Ally Financial 4.70% 5/15/26 µ, ψ	745,000	738,872
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	463,956
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	406,493
VistaJet Malta Finance 144A 6.375% 2/1/30 #	910,000	905,732
		2,667,447
Insurance – 0.13%
HUB International 144A 5.625% 12/1/29 #	500,000	492,062
		492,062
Services – 0.05%
Artera Services 144A 9.033% 12/4/25 #	165,000	169,007
		169,007
Technology – 0.05%
Boxer Parent 144A 9.125% 3/1/26 #	165,000	172,206
		172,206
Utilities – 0.15%
Vistra 144A 7.00% 12/15/26 #, µ, ψ	550,000	548,050
		548,050
Total Corporate Bonds (cost $14,945,565)		14,891,958

5

Schedule of investments
Delaware Floating Rate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds – 0.14%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	565,000	$522,625
Total Municipal Bonds (cost $534,822)		522,625

Loan Agreements – 78.46%
Acrisure 1st Lien 4.75% (LIBOR03M + 4.25%) 2/15/27 ●	825,000	826,547
Acrisure Tranche B 3.724% (LIBOR03M + 3.50%) 2/15/27 ●	1,096,536	1,085,229
Advantage Sales & Marketing Tranche B-1 5.25% (LIBOR03M +
4.50%) 10/28/27 ●	1,593,900	1,607,182
Air Canada 4.25% (LIBOR06M + 3.50%) 8/11/28 ●	3,150,000	3,163,781
American Airlines 5.50% (LIBOR03M + 4.75%) 4/20/28 ●	2,000,000	2,079,286
American Airlines Tranche B 2.106% (LIBOR01M + 2.00%)
12/15/23 ●	1,382,154	1,369,510
AmWINS Group 3.00% (LIBOR01M + 2.25%) 2/19/28 ●	1,860,608	1,848,689
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 ●	6,389,456	6,458,142
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 3.75%)
11/24/27 ●	1,250,566	1,253,692
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR03M + 7.75%)
11/24/28 ●	1,260,000	1,272,600
AssuredPartners
3.605% (LIBOR01M + 3.50%) 2/12/27 ●	1,248,345	1,242,299
4.00% (LIBOR01M + 3.50%) 2/12/27 ●	1,145,812	1,145,096
Astoria Energy Tranche B 4.50% (LIBOR03M + 3.50%) 12/10/27 ●	997,920	997,157
AthenaHealth TBD 1/1/30 X	1,065,217	1,062,554
AthenaHealth Tranche B TBD 1/26/29 X	6,284,783	6,269,071
Azurity Pharmaceuticals Tranche B 1st Lien 6.75% (LIBOR03M +
6.00%) 9/20/27 ●	1,885,000	1,880,287
Bausch Health TBD 6/2/25 X	819,678	819,294
Bausch Health Tranche B TBD 1/27/27 X	7,700,000	7,652,676
Bmc Software 2nd Lien 6.00% (LIBOR03M + 5.50%) 2/27/26 ●	1,440,000	1,452,151
Boxer Parent 3.974% (LIBOR03M + 3.75%) 10/2/25 ●	2,995,933	2,986,571
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M +
3.50%) 3/31/28 ●	2,044,725	2,047,281
Caesars Resort Collection Tranche B-1 3.605% (LIBOR01M +
3.50%) 7/21/25 ●	1,450,638	1,452,225
Camelot US Acquisition l
3.105% (LIBOR01M + 3.00%) 10/30/26 ●	886,443	884,781
4.00% (LIBOR01M + 3.00%) 10/30/26 ●	1,064,250	1,063,252
Cano Health 4.50% (SOFR03M + 3.00%) 11/23/27 ●	2,827,877	2,831,412
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 ●	2,176,646	2,159,777
Castlelake Aviation One Designated Activity 3.25% (LIBOR03M +
2.75%) 10/22/26 ●	1,596,000	1,593,256

6

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 ●	944,881	$945,978
Consolidated Communications Tranche B-1 4.25% (LIBOR01M +
3.50%) 10/2/27 ●	1,545,820	1,542,922
Core & Main Tranche B-1 2.608% (LIBOR01M + 2.50%) 7/27/28 ●	955,467	953,477
CoreLogic 1st Lien 4.00% (LIBOR01M + 3.50%) 6/2/28 ●	2,384,025	2,375,581
CSC Holdings 2.356% (LIBOR01M + 2.25%) 7/17/25 ●	842,149	831,009
Cumulus Media New Holdings 4.75% (LIBOR03M + 3.75%)
3/31/26 ●	3,027,630	3,046,553
Delta Air Lines 4.75% (LIBOR03M + 3.75%) 10/20/27 ●	1,000,000	1,057,500
Digicel International Finance Tranche B 1st Lien 3.50% (LIBOR06M
+ 3.25%) 5/27/24 ●	1,662,856	1,625,961
DirectV Financing 5.75% (LIBOR03M + 5.00%) 8/2/27 ●	2,932,500	2,940,289
Dun & Bradstreet Tranche B 3.358% (LIBOR01M + 3.25%) 2/6/26 ●	1,311,573	1,308,158
Ecovyst Catalyst Technologies 3.25% (LIBOR03M + 2.75%)
6/9/28 ●	1,054,700	1,055,359
Ensemble RCM 4.049% (LIBOR03M + 3.75%) 8/3/26 ●	1,816,418	1,819,824
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 ●	3,270,000	3,353,385
Fertitta Entertainment Tranche B TBD 1/29/29 X	3,245,000	3,261,225
Form Technologies 1st Lien TBD 10/22/25 X	564,404	575,692
Form Technologies Tranche B 5.75% (LIBOR03M + 5.00%)
7/22/25 ●	4,907,281	4,919,549
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%)
5/1/28 ●	2,524,420	2,525,051
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%)
10/1/27 ●	2,509,489	2,518,899
Garda World Security Tranche B-2 4.36% (LIBOR01M + 4.25%)
10/30/26 ●	2,347,306	2,355,620
Geon Performance Solutions 5.50% (LIBOR03M + 4.75%)
8/18/28 ●	1,870,312	1,887,458
Global Medical Response 5.25% (LIBOR03M + 4.75%) 10/2/25 ●	2,566,264	2,568,784
Golden Nugget 3.25% (LIBOR03M + 2.50%) 10/4/23 ●	2,094,025	2,095,511
Granite US Holdings Tranche B 4.224% (LIBOR03M + 4.00%)
9/30/26 ●	1,424,128	1,422,199
Hamilton Projects Acquiror 5.50% (LIBOR03M + 4.50%) 6/17/27 ●	2,658,624	2,661,118
Heartland Dental
3.605% (LIBOR01M + 3.50%) 4/30/25 ●	2,812,321	2,800,602
4.104% (LIBOR01M + 4.00%) 4/30/25 ●	3,119,375	3,124,247
HighTower Holding 4.75% (LIBOR03M + 4.00%) 4/21/28 ●	3,731,250	3,734,048
HUB International 3.017% (LIBOR03M + 2.75%) 4/25/25 ●	277,955	275,697
HUB International Tranche B-3 4.00% (LIBOR03M + 3.25%)
4/25/25 ●	122,957	122,964
Ineos US Petrochem Tranche B 3.25% (LIBOR01M + 2.75%)
1/29/26 ●	1,368,125	1,367,270

7

Schedule of investments
Delaware Floating Rate Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Informatica 2.875% (LIBOR01M + 2.75%) 10/27/28 ●	1,105,000	$1,102,698
Jazz Financing 4.00% (LIBOR01M + 3.50%) 5/5/28 ●	920,375	921,653
Jones DesLauriers Insurance Management 1st Lien 5.00%
(CDOR03M + 4.25%) 3/27/28 ●	1,955,091	1,541,894
Jones DesLauriers Insurance Management 2nd Lien 8.00%
(CDOR03M + 7.50%) 3/26/29 ●	910,000	703,359
Kenan Advantage Group Tranche B 4.50% (LIBOR03M + 3.75%)
3/24/26 ●	1,980,000	1,986,187
LABL 5.50% (LIBOR03M + 5.00%) 10/30/28 ●	1,885,000	1,897,286
Loyalty Ventures Tranche B TBD 11/3/27 X	2,150,000	2,151,344
Madison Iaq 3.75% (LIBOR03M + 3.25%) 6/21/28 ●	2,661,625	2,655,248
Mamba Purchaser 4.25% (LIBOR01M + 3.75%) 10/16/28 ●	2,825,000	2,827,944
Mamba Purchaser 2nd Lien 7.00% (LIBOR01M + 6.50%)
10/15/29 ●	950,000	959,500
Medline Borrower 3.75% (LIBOR01M + 3.25%) 10/23/28 ●	3,250,000	3,240,861
Medrisk 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 ●	897,750	898,952
Mermaid Bidco Tranche B2 4.50% (LIBOR03M + 3.50%)
12/22/27 ●	1,998,059	2,001,806
Michaels Tranche B 5.00% (LIBOR03M + 4.25%) 4/15/28 ●	3,791	3,743
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 ●	1,879,000	1,985,398
Naked Juice TBD 1/24/29 X	3,000,000	2,999,625
Naked Juice 2nd Lien TBD 1/20/30 X	2,000,000	2,018,124
Nortonlifelock Tranche B TBD 1/28/29 X	9,300,000	9,265,125
Numericable US Tranche B-13 4.106% (LIBOR01M + 4.00%)
8/14/26 ●	799,124	797,840
Olympus Water US Holding 4.25% (LIBOR03M + 3.75%) 11/9/28 ●	2,880,000	2,881,351
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 ●	780,975	781,672
Ortho-Clinical Diagnostics 3.102% (LIBOR01M + 3.00%) 6/30/25 ●	832,546	832,893
PAE 1st Lien TBD 10/19/27 X	9,144,893	9,155,373
Parkway Generation Tranche B TBD 11/5/28 X	3,188,596	3,190,589
Parkway Generation Tranche C TBD 11/5/28 X	446,404	447,799
PECF USS Intermediate Holding III 4.75% (LIBOR01M + 4.25%)
12/15/28 ●	3,700,000	3,708,480
Pelican Products 4.75% (LIBOR03M + 4.25%) 12/29/28 ●	3,250,000	3,243,906
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 ●	2,828,625	2,831,909
PetsMart 4.50% (LIBOR03M + 3.50%) 2/11/28 ●	1,009,925	1,009,610
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 ●	1,782,670	1,765,968
Pilot Travel Centers Tranche B 2.105% (LIBOR01M + 2.00%)
8/4/28 ●	1,007,475	1,003,133
Polaris Newco 1st Lien 4.50% (LIBOR03M + 4.00%) 6/2/28 ●	2,443,875	2,446,236
Pregis Topco 1st Lien 4.105% (LIBOR01M + 4.00%) 7/31/26 ●	3,168,081	3,167,587
Pre-Paid Legal Services 2nd Lien 7.50% (LIBOR03M + 7.00%)
12/14/29 ●	2,830,000	2,830,000

8

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Pretium PKG Holdings 2nd Lien 7.25% (LIBOR03M + 6.75%)
10/1/29 ●	3,600,000	$3,622,500
Quest Software US Holdings 2nd Lien TBD 1/1/30 X	5,250,000	5,187,656
Quest Software US Holdings Tranche B TBD 1/17/29 X	2,655,000	2,629,446
Quikrete Holdings 1st Lien 2.604% (LIBOR01M + 2.50%) 2/1/27 ●	1,238,500	1,228,669
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 ●	3,581,025	3,566,354
RealPage 2nd Lien TBD 4/23/29 X	4,250,000	4,335,000
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%)
9/1/27 ●	1,260,294	1,260,490
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR01M +
3.75%) 2/9/28 ●	2,115,370	2,104,793
Scientific Games International Tranche B-5 2.855% (LIBOR01M +
2.75%) 8/14/24 ●	857,245	855,799
Sinclair Televison Group Tranche B-2 2.61% (LIBOR01M + 2.50%)
9/30/26 ●	298,927	291,492
Sinclair Televison Group Tranche B-3 3.11% (LIBOR01M + 3.00%)
4/1/28 ●	736,209	727,795
Southwestern Energy 3.00% (SOFR03M + 1.50%) 6/22/27 ●	2,000,000	2,007,500
Sovos Compliance 1st Lien 4.803% (LIBOR01M + 4.50%)
8/11/28 ●	2,771,404	2,789,221
Spirit Aerosystems Tranche B 4.25% (LIBOR01M + 3.75%)
1/15/25 ●	2,700,332	2,714,558
Standard Industries TBD 9/22/28 X	2,500,000	2,505,000
Stonepeak Taurus Lower Holdings 2nd Lien TBD 1/28/30 X	5,000,000	4,962,500
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 ●	1,888,270	1,888,859
Terrier Media Buyer Tranche B 3.605% (LIBOR01M + 3.50%)
12/17/26 ●	2,800,108	2,784,357
TricorBraun 3.75% (LIBOR01M + 3.25%) 3/3/28 ●	1,385,701	1,379,350
Trident TPI Holdings Tranche B-3 1st Lien 4.50% (LIBOR03M +
4.00%) 9/15/28 ●	2,585,867	2,593,485
Truck Hero 4.00% (LIBOR01M + 3.75%) 1/31/28 ●	1,615,288	1,613,470
UKG 1st Lien 3.75% (LIBOR03M + 3.25%) 5/4/26 ●	1,408,666	1,406,905
UKG 2nd Lien 5.75% (LIBOR03M + 5.25%) 5/3/27 ●	6,250,000	6,317,706
United AirLines Tranche B 4.50% (LIBOR03M + 3.75%) 4/21/28 ●	3,558,112	3,568,118
USI 3.474% (LIBOR03M + 3.25%) 12/2/26 ●	689,476	686,747
USI Tranche B 3.224% (LIBOR03M + 3.00%) 5/16/24 ●	108,756	108,239
USIC Holdings 4.25% (LIBOR01M + 3.50%) 5/12/28 ●	1,845,375	1,842,607
USIC Holdings 2nd Lien 7.25% (LIBOR01M + 6.50%) 5/14/29 ●	925,000	934,250
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%)
10/28/24 ●	1,538,969	1,516,269
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M +
8.25%) 10/27/25 ●	2,518,425	2,474,353

9

Schedule of investments
Delaware Floating Rate Fund

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%)
8/27/25 ●	3,043,503	$3,047,307
Vertical Midco Tranche B 4.00% (LIBOR06M + 3.50%) 7/30/27 ●	497,503	498,214
Welbilt 2.605% (LIBOR01M + 2.50%) 10/23/25 ●	3,600,000	3,597,750
Wheel Pros 1st Lien 5.25% (LIBOR01M + 4.50%) 5/11/28 ●	2,693,250	2,694,933
White Cap Buyer 4.50% (LIBOR01M + 4.00%) 10/19/27 ●	1,185,728	1,187,302
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/5/28 ●	1,150,175	1,146,341
WR Grace Holdings 4.25% (LIBOR03M + 3.75%) 9/22/28 ●	3,400,000	3,408,075
Total Loan Agreements (cost $281,895,251)		284,314,231

	Number of
	shares
Exchange-Traded Funds – 3.89%
Invesco Senior Loan ETF	214,000	4,703,720
iShares iBoxx High Yield Corporate Bond ETF	56,000	4,743,200
SPDR Bloomberg High Yield Bond ETF	44,000	4,645,080
Total Exchange-Traded Funds (cost $14,350,987)		14,092,000

Short-Term Investments – 22.91%
Money Market Mutual Funds – 22.91%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	20,751,693	20,751,693
Fidelity Investments Money Market Government Portfolio – Class I
(seven-day effective yield 0.01%)	20,751,693	20,751,693
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	20,751,693	20,751,693
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	20,751,693	20,751,693
Total Short-Term Investments (cost $83,006,772)		83,006,772
Total Value of Securities–109.57%
(cost $394,932,561)		$397,029,806

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $9,411,562, which represents 2.60% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

10

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

X	This loan will settle after January 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2022:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Sovos Compliance 1st Lien 8/11/28	$478,596	$478,596	$481,673	$3,077
Trident TPI Holdings Tranche B-3 1st Lien 4.50% (LIBOR03M +
4.00%) 9/15/28	207,652	207,652	208,264	612
Total	$686,248	$686,248	$689,937	$3,689

11

Schedule of investments
Delaware Floating Rate Fund

The following foreign currency exchange contract was outstanding at January 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
CITI	CAD	(2,900,000)	USD	2,246,225	2/18/22	$(35,154)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1  See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
CDOR03M – 3 Month Canadian Dollar Offered Rate
CITI – Citigroup
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ETF – Exchange-Traded Fund
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor’s Depositary Receipt
TBD – To be determined

Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

12

Statement of assets and liabilities
Delaware Floating Rate Fund	January 31, 2022 (Unaudited)

Assets:
Investments, at value*	$397,029,806
Cash	762,228
Foreign currencies, at valueΔ	63,116
Receivable for fund shares sold	40,163,549
Receivable for securities sold	9,880,567
Dividends and interest receivable	781,849
Unrealized appreciation on unfunded loan commitments**	3,689
Other assets	1,631
Total Assets	448,686,435
Liabilities:
Payable for securities purchased	85,514,867
Payable for fund shares redeemed	564,749
Investment management fees payable to affiliates	109,474
Other accrued expenses	63,247
Unrealized depreciation on foreign currency exchange contracts	35,154
Distribution payable	28,001
Distribution fees payable to affiliates	21,666
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,081
Accounting and administration expenses payable to affiliates	1,193
Trustees’ fees and expenses payable to affiliates	584
Reports and statements to shareholders expenses payable to affiliates	262
Legal fees payable to affiliates	244
Total Liabilities	86,341,522
Total Net Assets	$362,344,913

Net Assets Consist of:
Paid-in capital	$377,576,070
Total distributable earnings (loss)	(15,231,157)
Total Net Assets	$362,344,913

13

Statement of assets and liabilities
Delaware Floating Rate Fund

Net Asset Value
Class A:
Net assets	$63,187,507
Shares of beneficial interest outstanding, unlimited authorization, no par	7,665,977
Net asset value per share	$8.24
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.47
Class C:
Net assets	$9,260,883
Shares of beneficial interest outstanding, unlimited authorization, no par	1,123,511
Net asset value per share	$8.24
Class R:
Net assets	$22,062
Shares of beneficial interest outstanding, unlimited authorization, no par	2,678
Net asset value per share	$8.24
Institutional Class:
Net assets	$287,770,065
Shares of beneficial interest outstanding, unlimited authorization, no par	34,912,244
Net asset value per share	$8.24
Class R6:
Net assets	$2,104,396
Shares of beneficial interest outstanding, unlimited authorization, no par	255,015
Net asset value per share	$8.25
____________________
*Investments, at cost	$394,932,561
Δ Foreign currencies, at cost	63,881
**See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Delaware Floating Rate Fund	Six months ended January 31, 2022 (Unaudited)

Investment Income:
Interest	$5,055,435
Dividends	13,974
5,069,409
Expenses:
Management fees	545,852
Distribution expenses — Class A	71,154
Distribution expenses — Class C	44,399
Distribution expenses — Class R	55
Dividend disbursing and transfer agent fees and expenses	112,688
Registration fees	39,209
Audit and tax fees	35,102
Legal fees	33,697
Accounting and administration expenses	25,942
Reports and statements to shareholders expenses	21,107
Custodian fees	3,488
Trustees’ fees and expenses	2,447
Other	18,920
954,060
Less expenses waived	(48,110)
Less expenses paid indirectly	(58)
Total operating expenses	905,892
Net Investment Income	4,163,517
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	647,409
Foreign currencies	(9,351)
Foreign currency exchange contracts	23,546
Net realized gain	661,604

Net change in unrealized appreciation (depreciation) of:
Investments	(723,953)
Foreign currencies	(765)
Foreign currency exchange contracts	(35,154)
Net change in unrealized appreciation (depreciation)	(759,872)
Net Realized and Unrealized Loss	(98,268)
Net Increase in Net Assets Resulting from Operations	$4,065,249

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware Floating Rate Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,163,517	$5,120,854
Net realized gain	661,604	608,761
Net change in unrealized appreciation (depreciation)	(759,872)	4,188,098
Net increase in net assets resulting from operations	4,065,249	9,917,713

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,061,696)	(858,821)
Class C	(131,172)	(295,688)
Class R	(381)	(183)
Institutional Class	(2,942,205)	(3,179,797)
Class R6	(16,016)	—
Return of capital:
Class A	—	(160,636)
Class C	—	(38,040)
Class R	—	(95)
Institutional Class	—	(508,304)
	(4,151,470)	(5,041,564)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,325,918	19,044,873
Class C	2,216,475	1,891,740
Class R	—	15,013
Institutional Class	205,927,827	79,850,386
Class R6	1,901,412	—
Net assets from merger:[1]
Class A	27,603,573	—
Institutional Class	18,015,552	—
Class R6	238,005	—

16

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	$1,125,887	$922,525
Class C	131,605	329,776
Class R	384	283
Institutional Class	2,760,112	3,376,886
Class R6	17,178	—
	275,263,928	105,431,482
Cost of shares redeemed:
Class A	(17,598,954)	(7,930,355)
Class C	(1,794,881)	(7,669,500)
Class R	—	(1,253)
Institutional Class	(55,087,901)	(49,747,108)
Class R6	(48,396)	—
	(74,530,132)	(65,348,216)
Increase in net assets derived from capital share transactions	200,733,796	40,083,266
Net Increase in Net Assets	200,647,575	44,959,415
Net Assets:
Beginning of period	161,697,338	116,737,923
End of period	$362,344,913	$161,697,338

[1]	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights
Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20		7/31/19	7/31/18	7/31/17
$8.23	$7.90	$8.28		$8.34	$8.39	$8.29

0.15	0.31	0.38		0.43	0.35	0.20
0.02	0.32	(0.39)		(0.06)	(0.03)	0.11
0.17	0.63	(0.01)		0.37	0.32	0.31

(0.16)	(0.26)	(0.37)		(0.43)	(0.37)	(0.19)
—	(0.04)	—	[3]	— [3]	— [3]	(0.02)
(0.16)	(0.30)	(0.37)		(0.43)	(0.37)	(0.21)

$8.24	$8.23	$7.90		$8.28	$8.34	$8.39

2.02% [5]	8.13% [5]	(0.02%	)[5]	4.62% [5]	3.85% [5]	3.82%

$63,188	$36,735	$23,727		$38,669	$38,701	$49,486
0.98%	0.94%	0.94%		0.94%	0.97%	0.97%
1.02%	1.05%	1.05%		0.99%	0.98%	0.97%
3.67%	3.77%	4.77%		5.22%	4.22%	2.41%
3.63%	3.66%	4.66%		5.17%	4.21%	2.41%
39%	124%	125%		143%	157%	173%

19

Financial highlights
Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20		7/31/19	7/31/18	7/31/17
$8.23	$7.89	$8.28		$8.34	$8.39	$8.29

0.12	0.24	0.32		0.37	0.29	0.14
0.01	0.34	(0.40)		(0.06)	(0.04)	0.11
0.13	0.58	(0.08)		0.31	0.25	0.25

(0.12)	(0.20)	(0.31)		(0.37)	(0.30)	(0.13)
—	(0.04)	—	[3]	— [3]	— [3]	(0.02)
(0.12)	(0.24)	(0.31)		(0.37)	(0.30)	(0.15)

$8.24	$8.23	$7.89		$8.28	$8.34	$8.39

1.64% [5]	7.47% [5]	(0.90%	)[5]	3.84% [5]	3.08% [5]	3.06%

$9,261	$8,698	$13,613		$25,374	$30,512	$38,778
1.73%	1.69%	1.69%		1.69%	1.72%	1.72%
1.77%	1.80%	1.80%		1.74%	1.73%	1.72%
2.92%	3.02%	4.02%		4.47%	3.47%	1.66%
2.88%	2.91%	3.91%		4.42%	3.46%	1.66%
39%	124%	125%		143%	157%	173%

21

Financial highlights
Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20		7/31/19	7/31/18	7/31/17
$8.23	$7.89	$8.28		$8.34	$8.39	$8.29

0.14	0.29	0.36		0.41	0.33	0.18
0.02	0.33	(0.40)		(0.06)	(0.03)	0.11
0.16	0.62	(0.04)		0.35	0.30	0.29

(0.15)	(0.24)	(0.35)		(0.41)	(0.35)	(0.17)
—	(0.04)	—	[3]	— [3]	— [3]	(0.02)
(0.15)	(0.28)	(0.35)		(0.41)	(0.35)	(0.19)

$8.24	$8.23	$7.89		$8.28	$8.34	$8.39

1.90% [5]	7.99% [5]	(0.40%	)[5]	4.36% [5]	3.60% [5]	3.57%

$22	$22	$7		$61	$416	$472
1.23%	1.19%	1.19%		1.19%	1.22%	1.22%
1.27%	1.30%	1.30%		1.24%	1.23%	1.22%
3.42%	3.52%	4.52%		4.97%	3.97%	2.16%
3.38%	3.41%	4.41%		4.92%	3.96%	2.16%
39%	124%	125%		143%	157%	173%

23

Financial highlights
Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.23	$7.90	$8.28	$8.34	$8.39	$8.29

0.16	0.33	0.40	0.45	0.37	0.22
0.02	0.32	(0.39)	(0.06)	(0.03)	0.11
0.18	0.65	0.01	0.39	0.34	0.33

(0.17)	(0.28)	(0.39)	(0.45)	(0.39)	(0.21)
—	(0.04)	— [3]	— [3]	— [3]	(0.02)
(0.17)	(0.32)	(0.39)	(0.45)	(0.39)	(0.23)

$8.24	$8.23	$7.90	$8.28	$8.34	$8.39

2.15% [5]	8.40% [5]	0.23% [5]	4.88% [5]	4.11% [5]	4.08%

$287,770	$116,242	$79,391	$82,643	$144,258	$190,698
0.73%	0.69%	0.69%	0.69%	0.72%	0.72%
0.77%	0.80%	0.80%	0.74%	0.73%	0.72%
3.92%	4.02%	5.02%	5.47%	4.47%	2.66%
3.88%	3.91%	4.91%	5.42%	4.46%	2.66%
39%	124%	125%	143%	157%	173%

25

Financial highlights
Delaware Floating Rate Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

8/31/21[1]
to
1/31/22
(Unaudited)
Net asset value, beginning of period	$8.24

Income from investment operations:
Net investment income[2]	0.14
Net realized and unrealized gain	0.01
Total from investment operations	0.15

Less dividends and distributions from:
Net investment income	(0.14)
Total dividends and distributions	(0.14)

Net asset value, end of period	$8.25

Total return[3]	1.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,104
Ratio of expenses to average net assets[4]	0.66%
Ratio of expenses to average net assets prior to fees waived[4]	0.70%
Ratio of net investment income to average net assets	3.99%
Ratio of net investment income to average net assets prior to fees waived	3.95%
Portfolio turnover	39% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover is representative of the Fund for the period ended January 31, 2022.

26

Notes to financial statements
Delaware Floating Rate Fund	January 31, 2022 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market

27

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2022, and for all open tax years (years ended July 31, 2019–July 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

28

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended January 31, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2022, the Fund earned $58 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.62% of the Fund’s Class R6 shares average daily net assets from August 1, 2021 through January 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

29

Notes to financial statements
Delaware Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2022, the Fund was charged $6,052 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2022, the Fund was charged $8,852 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2022,

30

the Fund was charged $7,567 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2022, DDLP earned $2,170 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2022, DDLP received gross CDSC commissions of $41 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
____________________
*	The aggregate contractual waiver period covering this report is from November 27, 2020 through November 30, 2022.

3. Investments

For the six months ended January 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$197,535,176
Sales	84,996,799

At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$394,660,367
Aggregate unrealized appreciation of investments and derivatives	$2,968,684
Aggregate unrealized depreciation of investments and derivatives	(634,399)
Net unrealized appreciation of investments and derivatives	$2,334,285

At July 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$5,686,060	$12,481,699	$18,167,759

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Notes to financial statements
Delaware Floating Rate Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2022:

	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$202,220	$202,220
Corporate Bonds	—	14,891,958	14,891,958
Exchange-Traded Funds	14,092,000	—	14,092,000
Loan Agreements	—	284,314,231	284,314,231
Municipal Bonds	—	522,625	522,625
Short-Term Investments	83,006,772	—	83,006,772
Total Value of Securities	$97,098,772	$299,931,034	$397,029,806

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(35,154)	$(35,154)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the six months ended January 31, 2022, there were no Level 3 investments.

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Notes to financial statements
Delaware Floating Rate Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/22	7/31/21
Shares sold:
Class A	1,854,841	2,320,295
Class C	268,473	230,847
Class R	—	1,818
Institutional Class	24,951,293	9,766,307
Class R6	229,965	—

Shares from merger:[1]
Class A	3,345,888	—
Institutional Class	2,183,703	—
Class R6	28,814	—

Shares issued upon reinvestment of dividends and distributions:
Class A	136,530	113,245
Class C	15,962	40,690
Class R	47	35
Institutional Class	334,665	414,936
Class R6	2,081	—
	33,352,262	12,888,173

Shares redeemed:
Class A	(2,132,558)	(977,197)
Class C	(217,410)	(939,391)
Class R	—	(157)
Institutional Class	(6,674,373)	(6,119,746)
Class R6	(5,845)	—
	(9,030,186)	(8,036,491)
Net increase	24,322,076	4,851,682

[1]	See Note 5.

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2022 and the year ended July 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Six months ended
1/31/22	14,669	14,687	$121,184
Year ended
7/31/21	27,474	27,516	225,779

5. Reorganization

On September 17, 2021, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Floating Rate II Fund (the “Acquired Fund”), a series of Delaware Group® Equity Funds IV, with and into Delaware Floating Rate Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of the Acquiring Fund, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on September 17, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Floating Rate II Fund		Delaware Floating Rate Fund
Class A	$27,603,573	2,932,529	3,345,888	$37,271,906	1.1410
Institutional
Class	18,015,552	1,916,263	2,183,703	125,238,425	1.1396
Class R6	238,005	25,255	28,814	27,955	1.1409

The net assets of the Acquired Fund before the Reorganization were $170,997,659. The net assets of the Acquiring Fund immediately following the Reorganization were $216,854,789.

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Notes to financial statements
Delaware Floating Rate Fund

5. Reorganization (continued)

Assuming the Reorganization had been completed on August 1, 2021, the Acquiring Fund’s pro forma results of operations for the six months ended January 31, 2022, would have been as follows:

Net investment income	$6,262,313
Net realized gain on investments	1,401,830
Net change in unrealized appreciation (depreciation)	(391,642)
Net increase in net assets resulting from operations	$7,272,501

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on September 17, 2021.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of January 31, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to

36

buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2022, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended January 31, 2022, the Fund experienced net realized and unrealized gains or losses attributed to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of Operations”.

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$17,682	$548,291

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or

37

Notes to financial statements
Delaware Floating Rate Fund

8. Offsetting (continued)

insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Floating Rate Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Citigroup	$—	$(35,154)	$(35,154)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Exposure(a)
Citigroup	$(35,154)	$—	$—	$—	$—	$(35,154)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash

38

collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2022, the Fund had no securities out on loan.

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Service LLC and lower than Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

39

Notes to financial statements
Delaware Floating Rate Fund

10. Credit and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

40

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2022, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) and the Sub-Advisers, as applicable concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

42

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year and 3-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year and 10-year periods was in the third and fourth quartile, respectively, of its Performance Universe. The Board observed that the Fund’s long-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s short-term performance, which was strong. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most

43

Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund at a meeting held August 10-12, 2021 (continued)

recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

44

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

45

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

46

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of January 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2021 to January 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/21	1/31/22	Expense Ratio	8/1/21 to 1/31/22*
Actual Fund return†
Class A	$1,000.00	$987.30	0.89%	$4.46
Class C	1,000.00	983.50	1.64%	8.20
Class R	1,000.00	986.10	1.14%	5.71
Institutional Class	1,000.00	988.50	0.64%	3.21
Class R6	1,000.00	988.80	0.60%	3.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Class R	1,000.00	1,019.46	1.14%	5.80
Institutional Class	1,000.00	1,021.98	0.64%	3.26
Class R6	1,000.00	1,022.18	0.60%	3.06

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any applicable Underlying Funds.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.14%
Corporate Bonds	88.37%
Automotive	1.81%
Banking	1.43%
Basic Industry	8.05%
Capital Goods	3.24%
Communications	6.36%
Consumer Cyclical	10.92%
Consumer Non-Cyclical	1.44%
Energy	13.64%
Financial Services	6.37%
Healthcare	8.62%
Insurance	3.20%
Media	10.44%
Real Estate	1.45%
Services	5.37%
Technology & Electronics	2.29%
Transportation	2.05%
Utilities	1.69%
Municipal Bonds	0.88%
Loan Agreements	7.32%
Common Stock	0.00%
Short-Term Investments	2.30%
Total Value of Securities	99.01%
Receivables and Other Assets Net of Liabilities	0.99%
Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	878,000	$775,323
Total Convertible Bond (cost $763,600)		775,323

Corporate Bonds – 88.37%
Automotive – 1.81%
Allison Transmission 144A 5.875% 6/1/29 #	2,757,000	2,908,594
Ford Motor Credit
3.375% 11/13/25	1,405,000	1,408,948
4.125% 8/17/27	710,000	728,524
4.542% 8/1/26	1,960,000	2,040,703
5.584% 3/18/24	1,810,000	1,893,468
General Motors Financial 5.70% 9/30/30 µ, ψ	1,160,000	1,307,958
		10,288,195
Banking – 1.43%
Barclays 6.125% 12/15/25 µ, ψ	3,255,000	3,465,598
Deutsche Bank 6.00% 10/30/25 µ, ψ	4,600,000	4,657,500
		8,123,098
Basic Industry – 8.05%
Allegheny Technologies
4.875% 10/1/29	625,000	614,634
5.125% 10/1/31	1,790,000	1,755,677
Artera Services 144A 9.033% 12/4/25 #	2,805,000	2,873,119
Cerdia Finanz 144A 10.50% 2/15/27 #	2,055,000	2,021,606
Chemours 144A 5.75% 11/15/28 #	3,225,000	3,280,954
Domtar 144A 6.75% 10/1/28 #	1,371,000	1,348,159
Eldorado Gold 144A 6.25% 9/1/29 #	2,905,000	2,908,631
First Quantum Minerals
144A 6.875% 10/15/27 #	2,095,000	2,228,996
144A 7.25% 4/1/23 #	1,885,000	1,894,449
144A 7.50% 4/1/25 #	3,120,000	3,189,779
Freeport-McMoRan 5.45% 3/15/43	3,107,000	3,658,834
Hudbay Minerals 144A 6.125% 4/1/29 #	1,450,000	1,510,313
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	3,400,000	3,337,151
M/I Homes 4.95% 2/1/28	3,134,000	3,169,978
New Gold 144A 7.50% 7/15/27 #	3,040,000	3,196,545
NOVA Chemicals 144A 4.25% 5/15/29 #	3,190,000	3,043,100
Novelis
144A 3.875% 8/15/31 #	605,000	570,748
144A 4.75% 1/30/30 #	850,000	846,987
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	1,580,000	1,504,121

4

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
WR Grace Holdings 144A 5.625% 8/15/29 #	2,905,000	$2,810,588
		45,764,369
Capital Goods – 3.24%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	2,225,368	2,251,961
Bombardier 144A 6.00% 2/15/28 #	2,035,000	1,974,581
Granite US Holdings 144A 11.00% 10/1/27 #	1,680,000	1,804,093
Intertape Polymer Group 144A 4.375% 6/15/29 #	3,380,000	3,342,888
Madison IAQ 144A 5.875% 6/30/29 #	2,940,000	2,721,646
OT Merger 144A 7.875% 10/15/29 #	1,090,000	1,061,104
Terex 144A 5.00% 5/15/29 #	3,760,000	3,735,372
TK Elevator Holdco 144A 7.625% 7/15/28 #	1,434,000	1,511,680
		18,403,325
Communications – 6.36%
Altice France 144A 5.50% 10/15/29 #	4,400,000	4,176,304
Altice France Holding 144A 6.00% 2/15/28 #	4,835,000	4,424,678
Connect Finco 144A 6.75% 10/1/26 #	4,545,000	4,716,392
Consolidated Communications
144A 5.00% 10/1/28 #	1,475,000	1,431,436
144A 6.50% 10/1/28 #	1,475,000	1,522,495
Frontier Communications Holdings
144A 5.875% 10/15/27 #	3,530,000	3,640,507
144A 6.75% 5/1/29 #	1,735,000	1,742,391
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	1,939,000	2,014,892
Sable International Finance 144A 5.75% 9/7/27 #	1,983,000	2,027,201
Sprint
7.125% 6/15/24	715,000	780,204
7.625% 3/1/26	1,915,000	2,195,538
T-Mobile USA
3.375% 4/15/29	1,725,000	1,698,038
3.50% 4/15/31	980,000	957,754
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	3,190,000	3,053,181
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,840,000	1,740,456
		36,121,467
Consumer Cyclical – 10.92%
Bath & Body Works
6.875% 11/1/35	2,105,000	2,424,728
6.95% 3/1/33	2,222,000	2,423,391
144A 9.375% 7/1/25 #	771,000	923,272

5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Bloomin’ Brands 144A 5.125% 4/15/29 #	3,265,000	$3,237,819
Boyd Gaming 4.75% 12/1/27	3,470,000	3,460,787
Caesars Entertainment
144A 6.25% 7/1/25 #	1,950,000	2,020,463
144A 8.125% 7/1/27 #	1,650,000	1,778,279
Carnival
144A 4.00% 8/1/28 #	2,190,000	2,086,851
144A 5.75% 3/1/27 #	7,475,000	7,187,362
144A 6.00% 5/1/29 #	940,000	905,554
144A 7.625% 3/1/26 #	2,290,000	2,339,945
Fertitta Entertainment 144A 6.75% 1/15/30 #	4,440,000	4,321,430
Golden Nugget 144A 6.75% 10/15/24 #	2,765,000	2,768,816
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	2,155,000	2,065,810
MGM Resorts International 4.75% 10/15/28	3,235,000	3,213,714
Murphy Oil USA 144A 3.75% 2/15/31 #	3,000,000	2,832,015
PetSmart 144A 7.75% 2/15/29 #	3,810,000	4,094,245
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	7,505,000	7,299,701
Scientific Games International
144A 7.25% 11/15/29 #	1,655,000	1,795,311
144A 8.25% 3/15/26 #	2,753,000	2,877,078
Six Flags Entertainment 144A 4.875% 7/31/24 #	1,980,000	1,985,940
		62,042,511
Consumer Non-Cyclical – 1.44%
Energizer Holdings 144A 4.375% 3/31/29 #	815,000	771,842
JBS USA LUX
144A 5.50% 1/15/30 #	3,070,000	3,260,877
144A 6.50% 4/15/29 #	980,000	1,063,359
Kraft Heinz Foods 5.20% 7/15/45	2,640,000	3,064,842
		8,160,920
Energy – 13.64%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,170,000	3,062,933
144A 7.00% 11/1/26 #	1,490,000	1,490,454
Callon Petroleum 6.125% 10/1/24	2,135,000	2,137,583
CNX Midstream Partners 144A 4.75% 4/15/30 #	1,515,000	1,481,768
CNX Resources
144A 6.00% 1/15/29 #	3,430,000	3,538,491
144A 7.25% 3/14/27 #	1,530,000	1,608,114
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	482,000	484,212

6

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners
144A 6.00% 2/1/29 #	3,468,000	$3,499,715
DCP Midstream Operating 5.125% 5/15/29	4,270,000	4,532,242
EQM Midstream Partners
144A 4.75% 1/15/31 #	2,085,000	1,999,192
144A 6.50% 7/1/27 #	1,215,000	1,272,840
Genesis Energy
7.75% 2/1/28	3,170,000	3,131,057
8.00% 1/15/27	5,005,000	5,045,991
Murphy Oil 6.375% 7/15/28	5,075,000	5,257,142
NuStar Logistics
6.00% 6/1/26	2,430,000	2,551,719
6.375% 10/1/30	3,568,000	3,865,214
Occidental Petroleum
6.45% 9/15/36	1,525,000	1,854,972
6.60% 3/15/46	5,630,000	7,087,058
6.625% 9/1/30	2,150,000	2,527,024
PDC Energy 5.75% 5/15/26	3,794,000	3,866,465
Southwestern Energy
5.375% 3/15/30	1,745,000	1,790,466
7.75% 10/1/27	2,876,000	3,067,010
Targa Resources Partners
144A 4.00% 1/15/32 #	3,010,000	3,001,723
4.875% 2/1/31	665,000	696,016
6.50% 7/15/27	2,145,000	2,279,481
TechnipFMC 144A 6.50% 2/1/26 #	3,967,000	4,154,843
Western Midstream Operating 4.75% 8/15/28	2,075,000	2,207,551
		77,491,276
Financial Services – 6.37%
AerCap Holdings 5.875% 10/10/79 µ	4,075,000	4,140,037
Air Lease 4.65% 6/15/26 µ, ψ	2,995,000	3,025,609
Ally Financial
4.70% 5/15/26 µ, ψ	3,070,000	3,044,749
8.00% 11/1/31	2,160,000	2,930,595
Camelot Finance 144A 4.50% 11/1/26 #	3,075,000	3,125,123
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,565,000	4,458,864
Credit Suisse Group 144A 4.50% 9/3/30 #, µ, ψ	3,110,000	2,880,638
Hightower Holding 144A 6.75% 4/15/29 #	1,930,000	1,972,064
Midcap Financial Issuer Trust
144A 5.625% 1/15/30 #	1,055,000	1,025,471

7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financial Services (continued)
Midcap Financial Issuer Trust
144A 6.50% 5/1/28 #	3,345,000	$3,376,443
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	2,485,000	2,398,435
UBS Group 144A 4.375% 2/10/31 #, µ, ψ	4,055,000	3,826,703
		36,204,731
Healthcare – 8.62%
Avantor Funding 144A 3.875% 11/1/29 #	8,005,000	7,698,969
Bausch Health 144A 6.25% 2/15/29 #	4,775,000	4,047,767
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	3,185,000	3,212,248
CHS
144A 4.75% 2/15/31 #	3,000,000	2,874,375
144A 8.00% 3/15/26 #	1,715,000	1,787,682
DaVita 144A 4.625% 6/1/30 #	2,710,000	2,640,515
Encompass Health 4.75% 2/1/30	754,000	745,770
Global Medical Response 144A 6.50% 10/1/25 #	4,400,000	4,407,062
Hadrian Merger Sub 144A 8.50% 5/1/26 #	3,443,000	3,511,946
HCA
3.50% 9/1/30	105,000	104,692
5.875% 2/1/29	1,708,000	1,932,602
7.58% 9/15/25	820,000	936,194
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	1,165,000	1,130,382
Organon & Co. 144A 5.125% 4/30/31 #	1,590,000	1,592,759
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	1,551,000	1,659,384
144A 7.375% 6/1/25 #	1,968,000	2,064,865
Surgery Center Holdings 144A 10.00% 4/15/27 #	1,630,000	1,715,445
Tenet Healthcare
144A 4.375% 1/15/30 #	1,480,000	1,428,739
144A 6.125% 10/1/28 #	1,920,000	1,929,600
6.75% 6/15/23	1,750,000	1,835,102
6.875% 11/15/31	1,586,000	1,715,782
		48,971,880
Insurance – 3.20%
AmWINS Group 144A 4.875% 6/30/29 #	3,950,000	3,871,849
GTCR AP Finance 144A 8.00% 5/15/27 #	1,072,000	1,089,356
HUB International 144A 5.625% 12/1/29 #	2,710,000	2,666,979
NFP 144A 6.875% 8/15/28 #	3,195,000	3,044,276
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	4,680,000	4,638,488

8

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
USI 144A 6.875% 5/1/25 #	2,879,000	$2,883,520
		18,194,468
Media – 10.44%
AMC Networks 4.25% 2/15/29	2,675,000	2,577,122
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	3,195,000	3,159,519
CCO Holdings
144A 4.50% 8/15/30 #	6,390,000	6,240,729
4.50% 5/1/32	530,000	511,620
144A 5.375% 6/1/29 #	2,520,000	2,600,262
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	1,885,000	1,956,498
144A 7.75% 4/15/28 #	1,720,000	1,787,794
CSC Holdings
144A 4.625% 12/1/30 #	5,760,000	5,134,608
144A 5.00% 11/15/31 #	2,870,000	2,589,601
144A 5.75% 1/15/30 #	1,200,000	1,132,368
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	3,370,000	3,471,033
Directv Financing 144A 5.875% 8/15/27 #	4,210,000	4,235,681
DISH DBS 144A 5.75% 12/1/28 #	2,625,000	2,516,837
Gray Escrow II 144A 5.375% 11/15/31 #	3,850,000	3,803,030
Nexstar Media 144A 4.75% 11/1/28 #	2,315,000	2,291,433
Nielsen Finance
144A 4.50% 7/15/29 #	800,000	747,264
144A 4.75% 7/15/31 #	2,655,000	2,473,677
Sirius XM Radio 144A 4.00% 7/15/28 #	5,780,000	5,601,600
Terrier Media Buyer 144A 8.875% 12/15/27 #	4,455,000	4,711,051
VZ Secured Financing 144A 5.00% 1/15/32 #	1,825,000	1,763,215
		59,304,942
Real Estate – 1.45%
Iron Mountain
144A 5.25% 3/15/28 #	2,050,000	2,082,861
144A 5.25% 7/15/30 #	1,760,000	1,750,593
MGM Growth Properties Operating Partnership 144A 3.875%
2/15/29 #	2,615,000	2,690,979
XHR 144A 4.875% 6/1/29 #	1,765,000	1,733,477
		8,257,910
Services – 5.37%
ADT Security 144A 4.125% 8/1/29 #	3,045,000	2,869,684
Ahern Rentals 144A 7.375% 5/15/23 #	1,610,000	1,517,425

9

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
Clarivate Science Holdings 144A 4.875% 7/1/29 #	4,090,000	$3,903,169
Gartner 144A 4.50% 7/1/28 #	2,620,000	2,675,478
Legends Hospitality Holding 144A 5.00% 2/1/26 #	1,460,000	1,456,576
LSF11 A5 HoldCo 144A 6.625% 10/15/29 #	1,495,000	1,467,193
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	850,000	859,703
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,715,000	1,779,818
144A 6.25% 1/15/28 #	4,455,000	4,448,095
Sotheby’s 144A 5.875% 6/1/29 #	2,935,000	2,976,472
United Rentals North America
3.875% 2/15/31	1,015,000	990,214
5.25% 1/15/30	1,885,000	1,982,294
White Cap Buyer 144A 6.875% 10/15/28 #	3,500,000	3,595,515
		30,521,636
Technology & Electronics – 2.29%
Black Knight InfoServ 144A 3.625% 9/1/28 #	920,000	884,111
Go Daddy Operating 144A 3.50% 3/1/29 #	3,205,000	2,993,598
Minerva Merger 144A 6.50% 2/15/30 #	1,915,000	1,913,324
Qorvo 144A 3.375% 4/1/31 #	1,560,000	1,522,154
Sensata Technologies 144A 4.00% 4/15/29 #	3,600,000	3,563,694
SS&C Technologies 144A 5.50% 9/30/27 #	2,071,000	2,141,663
		13,018,544
Transportation – 2.05%
Air Canada 144A 3.875% 8/15/26 #	1,980,000	1,935,836
Carriage Purchaser 144A 7.875% 10/15/29 #	1,095,000	1,070,472
Seaspan 144A 5.50% 8/1/29 #	4,670,000	4,626,102
VistaJet Malta Finance 144A 6.375% 2/1/30 #	4,050,000	4,031,006
		11,663,416
Utilities – 1.69%
Calpine
144A 4.625% 2/1/29 #	200,000	189,687
144A 5.00% 2/1/31 #	3,380,000	3,208,955
PG&E 5.25% 7/1/30	1,625,000	1,614,218
Vistra
144A 7.00% 12/15/26 #, µ, ψ	3,155,000	3,143,816
144A 8.00% 10/15/26 #, µ, ψ	1,375,000	1,428,749
		9,585,425
Total Corporate Bonds (cost $504,863,356)		502,118,113

10

	Principal
	amount°	Value (US $)
Municipal Bonds – 0.88%
Commonwealth of Puerto Rico
(Public Improvement) Series A 8.00% 7/1/35 ‡	2,490,000	$2,247,225
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	3,000,000	2,775,000
Total Municipal Bonds (cost $5,069,109)		5,022,225

Loan Agreements – 7.32%
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 ●	9,203,889	9,302,831
DirectV Financing 5.75% (LIBOR03M + 5.00%) 8/2/27 ●	596,275	597,859
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 ●	2,235,800	2,292,813
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%)
10/1/27 ●	3,490,556	3,503,646
Hamilton Projects Acquiror 5.50% (LIBOR03M + 4.50%) 6/17/27 ●	4,084,423	4,088,254
Jones DesLauriers Insurance Management 1st Lien 5.00%
(CDOR03M + 4.25%) 3/27/28 ●	4,787,977	3,776,067
Jones DesLauriers Insurance Management 2nd Lien 8.00%
(CDOR03M + 7.50%) 3/26/29 ●	2,230,000	1,723,616
PAE 1st Lien TBD 10/19/27 Х	2,999,426	3,002,863
PECF USS Intermediate Holding III 4.75% (LIBOR01M + 4.25%)
12/15/28 ●	2,350,000	2,355,386
Pre-Paid Legal Services 2nd Lien 7.50% (LIBOR03M + 7.00%)
12/14/29 ●	1,450,000	1,450,000
Sovos Compliance 1st Lien 4.803% (LIBOR01M + 4.50%) 8/11/28 ●	750,411	755,235
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 ●	1,757,838	1,758,387
UKG 2nd Lien 5.75% (LIBOR03M + 5.25%) 5/3/27 ●	3,624,000	3,663,259
Vantage Specialty Chemicals 1st Lien 4.50% (LIBOR03M + 3.50%)
10/28/24 ●	1,741,856	1,716,163
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%)
10/27/25 ●	1,653,000	1,624,073
Total Loan Agreements (cost $41,028,461)		41,610,452

	Number of
	shares
Common Stock – 0.00%
Century Communications =, †	4,310,000	0
Total Common Stock (cost $130,478)		0

11

Schedule of investments
Delaware High-Yield Opportunities Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 2.30%
Money Market Mutual Funds – 2.30%
BlackRock FedFund – Institutional Shares (seven-day effective yield
0.03%)	3,268,735	$3,268,735
Fidelity Investments Money Market Government Portfolio – Class I
(seven-day effective yield 0.01%)	3,268,734	3,268,734
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	3,268,734	3,268,734
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	3,268,735	3,268,735
Total Short-Term Investments (cost $13,074,938)		13,074,938
Total Value of Securities–99.01%
(cost $564,929,942)		$562,601,051

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $377,213,704, which represents 66.39% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Х	This loan will settle after January 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

12

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at January 31, 2022:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
Sovos Compliance 1st Lien 8/11/28	$129,589	$129,589	$130,422	$833

The following foreign currency exchange contract was outstanding at January 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
CITI	CAD	(7,000,000)	USD	5,421,922	2/18/22	$(84,855)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
CDOR03M – 3 Month Canadian Dollar Offered Rate
CITI – Citigroup
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined

Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2022 (Unaudited)

Assets:
Investments, at value*	$562,601,051
Cash	152,153
Foreign currencies, at valueΔ	73,191
Dividends and interest receivable	8,361,725
Receivable for securities sold	5,745,140
Receivable for fund shares sold	635,305
Unrealized appreciation on unfunded loan commitments**	833
Other assets	4,023
Total Assets	577,573,421
Liabilities:
Payable for securities purchased	7,554,820
Payable for fund shares redeemed	1,035,651
Investment management fees payable to affiliates	214,108
Distribution payable	191,703
Other accrued expenses	190,387
Distribution fees payable to affiliates	94,461
Unrealized depreciation on foreign currency exchange contracts	84,855
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,420
Accounting and administration expenses payable to affiliates	2,153
Trustees’ fees and expenses payable to affiliates	1,429
Legal fees payable to affiliates	597
Reports and statements to shareholders expenses payable to affiliates	446
Total Liabilities	9,375,030
Total Net Assets	$568,198,391

Net Assets Consist of:
Paid-in capital	$688,403,382
Total distributable earnings (loss)	(120,204,991)
Total Net Assets	$568,198,391

14

Net Asset Value

Class A:
Net assets	$406,508,064
Shares of beneficial interest outstanding, unlimited authorization, no par	107,831,317
Net asset value per share	$3.77
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$3.95

Class C:
Net assets	$6,241,184
Shares of beneficial interest outstanding, unlimited authorization, no par	1,655,420
Net asset value per share	$3.77

Class R:
Net assets	$2,730,522
Shares of beneficial interest outstanding, unlimited authorization, no par	722,464
Net asset value per share	$3.78

Institutional Class:
Net assets	$78,687,085
Shares of beneficial interest outstanding, unlimited authorization, no par	20,890,217
Net asset value per share	$3.77

Class R6:
Net assets	$74,031,536
Shares of beneficial interest outstanding, unlimited authorization, no par	19,648,502
Net asset value per share	$3.77
____________________
*Investments, at cost	$564,929,942
ΔForeign currencies, at cost	75,501
**See Note 10 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2022 (Unaudited)

Investment Income:
Interest	$15,518,672
Dividends	1,767
15,520,439

Expenses:
Management fees	1,932,866
Distribution expenses — Class A	539,566
Distribution expenses — Class C	34,326
Distribution expenses — Class R	7,111
Dividend disbursing and transfer agent fees and expenses	266,239
Legal fees	74,914
Accounting and administration expenses	69,677
Registration fees	42,888
Reports and statements to shareholders expenses	36,419
Audit and tax fees	33,391
Custodian fees	9,347
Trustees’ fees and expenses	7,359
Other	23,272
3,077,375
Less expenses waived	(578,905)
Less expenses paid indirectly	(478)
Total operating expenses	2,497,992
Net Investment Income	13,022,447
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,552,655
Foreign currencies	(22,905)
Foreign currency exchange contracts	56,834
Net realized gain	5,586,584

Net change in unrealized appreciation (depreciation) of:
Investments	(25,990,820)
Foreign currencies	(2,310)
Foreign currency exchange contracts	(84,855)
Net change in unrealized appreciation (depreciation)	(26,077,985)
Net Realized and Unrealized Loss	(20,491,401)
Net Decrease in Net Assets Resulting from Operations	$(7,468,954)

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,022,447	$8,167,398
Net realized gain	5,586,584	7,037,229
Net change in unrealized appreciation (depreciation)	(26,077,985)	830,987
Net increase (decrease) in net assets resulting from
operations	(7,468,954)	16,035,614

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,162,801)	(5,720,579)
Class C	(134,710)	(460,849)
Class R	(62,999)	(147,492)
Institutional Class	(2,127,147)	(2,279,427)
Class R6	(1,800,972)	(54,401)
	(14,288,629)	(8,662,748)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,432,084	13,187,706
Class C	501,741	818,523
Class R	210,061	982,447
Institutional Class	22,149,828	15,654,789
Class R6	7,583,755	280,071

Net assets from merger:[1]
Class A	—	331,157,485
Institutional Class	—	49,093,208
Class R6	—	68,193,766

17

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	$9,135,203	$6,056,283
Class C	134,681	471,879
Class R	62,931	149,103
Institutional Class	2,076,997	2,362,904
Class R6	1,615,317	49,015
	50,902,598	488,457,179
Cost of shares redeemed:
Class A	(41,776,575)	(18,856,123)
Class C	(1,330,897)	(10,317,316)
Class R	(296,731)	(2,308,458)
Institutional Class	(39,482,166)	(14,065,286)
Class R6	(921,093)	—
	(83,807,462)	(45,547,183)
Increase (decrease) in net assets derived from capital share
transactions	(32,904,864)	442,909,996
Net Increase (Decrease) in Net Assets	(54,662,447)	450,282,862

Net Assets:
Beginning of period	622,860,838	172,577,976
End of period	$568,198,391	$622,860,838

1	See Note 5 in the “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

18

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$3.91	$3.74	$3.76	$3.71	$3.89	$3.74

0.08	0.17	0.19	0.20	0.20	0.21
(0.13)	0.18	(0.02)	0.06	0.18)	0.15
(0.05)	0.35	0.17	0.26	0.02	0.36

(0.09)	(0.18)	(0.19)	(0.21)	(0.20)	(0.21)
— [3]	—	—	—	—	—
—	—	— [3]	— [3]	— [3]	— [3]
(0.09)	(0.18)	(0.19)	(0.21)	(0.20)	(0.21)

$3.77	$3.91	$3.74	$3.76	$3.71	$3.89

(1.27% )	9.68%	4.89%	7.25%	0.58%	9.83%

$406,508	$447,179	$110,750	$121,500	$131,149	$156,157
0.89%	0.93%	0.94%	0.94%	1.02%	1.05%
1.08%	1.19%	1.16%	1.15%	1.15%	1.15%
4.26%	4.55%	5.09%	5.50%	5.14%	5.42%
4.07%	4.29%	4.87%	5.29%	5.01%	5.32%
28%	91%	108%	76%	96%	90%

21

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$3.91	$3.74	$3.77	$3.72	$3.90	$3.74

0.07	0.15	0.16	0.17	0.17	0.18
(0.13)	0.18	(0.02)	0.06	(0.18)	0.16
(0.06)	0.33	0.14	0.23	(0.01)	0.34

(0.08)	(0.16)	(0.17)	(0.18)	(0.17)	(0.18)
— [3]	—	—	—	—	—
—	—	— [3]	— [3]	— [3]	— [3]
(0.08)	(0.16)	(0.17)	(0.18)	(0.17)	(0.18)

$3.77	$3.91	$3.74	$3.77	$3.72	$3.90

(1.65% )	8.86%	3.83%	6.45%	(0.16% )	9.29%

$6,241	$7,177	$15,622	$21,170	$25,186	$39,523
1.64%	1.68%	1.69%	1.69%	1.77%	1.80%
1.83%	1.94%	1.91%	1.90%	1.90%	1.90%
3.51%	3.80%	4.34%	4.75%	4.39%	4.67%
3.32%	3.54%	4.12%	4.54%	4.26%	4.57%
28%	91%	108%	76%	96%	90%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$3.92	$3.75	$3.78	$3.73	$3.90	$3.75

0.08	0.17	0.18	0.19	0.19	0.20
(0.13)	0.17	(0.02)	0.06	(0.17)	0.15
(0.05)	0.34	0.16	0.25	0.02	0.35

(0.09)	(0.17)	(0.19)	(0.20)	(0.19)	(0.20)
— [3]	—	—	—	—	—
—	—	— [3]	— [3]	— [3]	— [3]
(0.09)	(0.17)	(0.19)	(0.20)	(0.19)	(0.20)

$3.78	$3.92	$3.75	$3.78	$3.73	$3.90

(1.39% )	9.39%	4.35%	6.97%	0.62%	9.54%

$2,731	$2,857	$3,891	$4,805	$5,863	$7,529
1.14%	1.18%	1.19%	1.19%	1.27%	1.30%
1.33%	1.44%	1.41%	1.40%	1.40%	1.40%
4.01%	4.30%	4.84%	5.25%	4.89%	5.17%
3.82%	4.04%	4.62%	5.04%	4.76%	5.07%
28%	91%	108%	76%	96%	90%

25

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$3.91	$3.74	$3.76	$3.71	$3.89	$3.74

0.09	0.18	0.20	0.21	0.21	0.22
(0.13)	0.18	(0.02)	0.06	(0.18)	0.15
(0.04)	0.36	0.18	0.27	0.03	0.37

(0.10)	(0.19)	(0.20)	(0.22)	(0.21)	(0.22)
— [3]	—	—	—	—	—
—	—	— [3]	— [3]	— [3]	— [3]
(0.10)	(0.19)	(0.20)	(0.22)	(0.21)	(0.22)

$3.77	$3.91	$3.74	$3.76	$3.71	$3.89

(1.15% )	9.95%	5.15%	7.52%	0.84%	10.08%

$78,687	$97,188	$42,315	$44,923	$60,226	$80,166
0.64%	0.68%	0.69%	0.69%	0.77%	0.80%
0.83%	0.94%	0.91%	0.90%	0.90%	0.90%
4.51%	4.80%	5.34%	5.75%	5.39%	5.67%
4.32%	4.54%	5.12%	5.54%	5.26%	5.57%
28%	91%	108%	76%	96%	90%

27

Financial highlights
Delaware High-Yield Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended	4/29/21[1]
	1/31/22[2]	to
	(Unaudited)	7/31/21
Net asset value, beginning of period	$3.91	$3.88

Income (loss) from investment operations:
Net investment income[3]	0.09	0.03
Net realized and unrealized gain (loss)	(0.13)	0.05
Total from investment operations	(0.04)	0.08

Less dividends and distributions from:
Net investment income	(0.10)	(0.05)
Net realized gain	— [4]	—
Total dividends and distributions	(0.10)	(0.05)

Net asset value, end of period	$3.77	$3.91

Total return[5]	(1.12% )	2.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,031	$68,460
Ratio of expenses to average net assets[6]	0.60%	0.59%
Ratio of expenses to average net assets prior to fees waived[6]	0.79%	0.87%
Ratio of net investment income to average net assets	4.55%	4.01%
Ratio of net investment income to average net assets prior to fees waived	4.36%	3.73%
Portfolio turnover	28%	91% [7]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the year ended July 31, 2021.

28

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2022 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market

29

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)
quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2022, and for all open tax years (years ended July 31, 2019–July 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

30

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended January 31, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2022, the Fund earned $478 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.58% of the Fund’s Class R6 shares average daily net assets from August 1, 2021 through January 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2022, the Fund was charged $13,318 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2022, the Fund was charged $25,668 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average

32

daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2022, the Fund was charged $17,699 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2022, DDLP earned $7,615 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2022, DDLP received gross CDSC commissions of $5 and $1,558 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
____________________

*	The aggregate contractual waiver period covering this report is from November 27, 2020 through November 30, 2022.

3. Investments

For the six months ended January 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$160,496,785
Sales	191,112,957

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$565,830,529
Aggregate unrealized appreciation of investments and derivatives	$8,519,528
Aggregate unrealized depreciation of investments and derivatives	(11,833,861)
Net unrealized depreciation of investments and derivatives	$(3,314,333)

At July 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$33,993,364	$87,466,501	$121,459,865

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

34

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2022:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stock	$–	$–	$–	[1]	$–
Convertible Bond	–	775,323	–		775,323
Corporate Bonds	–	502,118,113	–		502,118,113
Loan Agreements	–	41,610,452	–		41,610,452
Municipal Bonds	–	5,022,225	–		5,022,225
Short-Term Investments	13,074,938	–	–		13,074,938
Total Value of Securities	$13,074,938	$549,526,113	$–		$562,601,051

Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$–	$(84,855)	$–		$(84,855)

[1]	The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.
[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/22	7/31/21
Shares sold:
Class A	1,915,535	3,309,477
Class C	129,769	212,732
Class R	54,173	255,469
Institutional Class	5,722,676	4,044,411
Class R6	1,955,434	59,308

Shares from merger:[1]
Class A	–	84,695,009
Institutional Class	–	12,555,808
Class R6	–	17,440,861

Shares issued upon reinvestment of dividends and distributions:
Class A	2,367,655	1,575,695
Class C	34,901	123,730
Class R	16,270	38,864
Institutional Class	538,356	616,045
Class R6	418,874	12,536
	13,153,643	124,939,945

Shares redeemed:
Class A	(10,784,534)	(4,860,142)
Class C	(344,077)	(2,674,490)
Class R	(76,506)	(602,763)
Institutional Class	(10,240,862)	(3,665,046)
Class R6	(238,511)	–
	(21,684,490)	(11,802,441)
Net increase (decrease)	(8,530,847)	113,137,504

[1]	See Note 5.

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2022 and the year ended July 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
1/31/22	519	2,130	2,130	521	$10,303
Year ended
7/31/21	4,746	97,342	83,039	19,301	394,531

5. Reorganization

On July 23, 2021, the Board approved a proposal to reorganize (the “Reorganization”) Delaware Fund for Income, a series of Delaware Group Equity Funds IV and Macquarie High Yield Bond Portfolio, a series of Macquarie Institutional Portfolios (the “Acquired Funds”), with and into Delaware High-Yield Opportunities Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of the Acquiring Fund, a fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The Reorganization was accomplished by a tax-free exchange of shares on July 23, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
			Delaware High-Yield
	Delaware Fund for Income		Opportunities Fund
Class A	$331,157,485	130,794,637	84,695,009	$117,388,713	0.6475
Institutional
Class	49,093,208	19,534,886	12,555,808	47,836,372	0.6427
Class R6	132,296	51,998	33,835	54,060	0.6507

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

5. Reorganization (continued)

Shares
Acquired	Acquired	Converted	Acquiring
Funds	Fund Shares	to Acquiring	Fund	Conversion
Net Assets	Outstanding	Fund	Net Assets	Ratio
Delaware High-Yield
Macquarie High Yield Bond		Opportunities
Portfolio - Portfolio Class		Fund Class R6
$68,061,470	9,425,899	17,407,026	$54,060	1.8467

The net assets of the Acquired Funds before the Reorganization were $448,444,459. The net assets of the Acquiring Fund immediately following the Reorganization were $623,744,485.

Assuming the Reorganization had been completed on August 1, 2020, the Acquiring Fund’s pro forma results of operations for the year ended July 31, 2021, would have been as follows:

Net investment income	$26,151,767
Net realized gain on investments	22,967,377
Net change in unrealized appreciation (depreciation)	25,320,777
Net increase in net assets resulting from operations	$74,439,921

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on July 23, 2021.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

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The Fund had no amounts outstanding as of January 31, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2022, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended January 31, 2022, the Fund experienced net realized and unrealized gains or losses attributed to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of Operations”.

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$42,681	$1,323,461

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware High-Yield Opportunities Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Citigroup	$–	$(84,855)	$(84,855)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Citigroup	$(84,855)	$–	$–	$–	$–	$(84,855)

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of

40

securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2022, the Fund had no securities out on loan.

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak

41

Notes to financial statements
Delaware High-Yield Opportunities Fund

10. Credit and Market Risk (continued)

of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Service LLC and lower than Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received

42

upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

43

Notes to financial statements
Delaware High-Yield Opportunities Fund

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2022, that would require recognition or disclosure in the Fund’s financial statements.

44

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) and the Sub-Advisers, as applicable concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

45

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund at a meeting held August 10-12, 2021 (continued)

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total

46

expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2022 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

47

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund at a meeting held August 10-12, 2021 (continued)

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

48

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

49

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 6, 2022